--------------------------------------------------------------------------------

Scudder Variable Series I


o   Balanced Portfolio



Prospectus

May 1, 2004



Class B Shares









This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.








The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

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Table of Contents


How the Portfolio Works            Your Investment in the Portfolio

  3   Balanced Portfolio            9   Buying and Selling Shares

  8   Other Policies and Risks     11   How the Portfolio Calculates Share Price

  8   The Investment Advisor       11   Distributions

                                   11   Taxes

                                   12   Marketing and Distribution Fees



How the Portfolio Works

The portfolio is designed to serve as an investment option for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolio is made in conjunction with one of these contracts or policies.

Remember that the portfolio is not a bank deposit. It's not insured or guaranteed by the FDIC or any other government agency. Its share price will go up and down, and you could lose money by investing in it.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Balanced Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks a balance of growth and income from a diversified portfolio of equity and fixed-income securities.

The portfolio normally invests approximately 60% of its net assets in common stocks and other equity securities and approximately 40% of its net assets in investment-grade bonds and other fixed income securities. The fund may, however, invest up to 75% of its net assets in equity securities and up to 50% in fixed income securities, based on the portfolio managers' evaluation of the relative attractiveness of equity securities as compared to fixed income securities. At all times, the fund invests at least 25% of net assets in fixed-income securities.

In choosing stocks, the managers invest primarily in US companies that they believe offer the potential for sustainable growth of revenues or earnings and whose market values appear reasonable in light of their business prospects. The managers focus on high quality growth companies that are leaders or potential leaders in their respective industries. The managers conduct in-depth company research, examining, among other factors, relative growth rates, innovation, regional and global exposure and management.

In choosing individual bonds, the managers review each bond's fundamentals, consider how it is structured and use independent analysis of an issuer's creditworthiness. The portfolio can buy many types of bonds of any maturity, including mortgage- and asset-backed securities, corporate bonds and government securities.

The managers will normally sell a security when the managers believe its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting their emphasis on or within a given industry.

The managers may favor different types of securities at different times.

The portfolio may lend its investment securities up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.

Other Investments

The portfolio's bond investments are normally in the top four grades of credit quality. The portfolio could put up to 10% of total assets -- though no more than 20% of its bond assets -- in junk bonds (i.e., grade BB/Ba and below). Compared to investment-grade bonds, junk bonds may pay higher yields and typically will have higher volatility and risk of default.

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, a fund will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. An important factor with this portfolio is how stock markets perform. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get attractive prices for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise. The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. This prepayment may reduce the portfolio's income. As interest rates increase, fewer issuers tend to prepay, which may extend the average life of fixed income securities and have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security. Because the portfolio may invest in mortgage-related securities, it is more vulnerable to both of these risks.

Credit Risk. A portfolio purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may be unable or unwilling to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds are generally more vulnerable to bad economic news or even the expectation of bad news, than those of investment-grade bonds. In some cases, bonds, particularly junk bonds, may decline in credit quality or go into default.

IPO Risk. Securities purchased in initial public offerings (IPOs) may be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic factors. Additionally, investments in IPOs may magnify the portfolio's performance if it has a small asset base. The portfolio is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that the portfolio will be able to obtain proportionately larger IPO allocations.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements and the risk that the derivatives transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates their price, you may not receive the full market value for your portfolio shares when you sell.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

This portfolio may make sense for investors interested in stock and bond investments in a single portfolio.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and three broad-based market indexes (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indexes varies over time. All figures on this page assume reinvestment of dividends and distributions.

In the bar chart and the table, the performance figures for Class B are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

   -2.30       26.35      11.61       23.90      22.88      15.03       -2.27      -6.29      -15.32      17.69
-------------------------------------------------------------------------------------------------------------------
    1994        1995       1996       1997        1998       1999       2000        2001       2002       2003
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 15.26%, Q4 1998                   Worst Quarter: -9.96%, Q2 2002

2004 Total Return as of March 31: 2.18%

Average Annual Total Returns (%) as of 12/31/2003

                                           1 Year                        5 Years                       10 Years
---------------------------------------------------------------------------------------------------------------------------
Portfolio -- Class B                         17.69                          0.98                          8.24

Index 1                                      28.68                         -0.57                         11.07

Index 2                                      29.75                         -5.11                          9.21

Index 3                                       4.10                          6.62                          6.95
---------------------------------------------------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 1000 Growth Index is an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted-growth values.

Index 3: Lehman Brothers Aggregate Bond Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                                                                       Class B
---------------------------------------------------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
---------------------------------------------------------------------------------------------------------------------------
Management Fee                                                                                                  0.48%
---------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                                                                0.25
---------------------------------------------------------------------------------------------------------------------------
Other Expenses*                                                                                                 0.26
---------------------------------------------------------------------------------------------------------------------------
Total Annual Operating Expenses                                                                                 0.99
---------------------------------------------------------------------------------------------------------------------------

* Restated to reflect estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                                                            1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------------------------------------------------------------------------
Class B shares                                                       $101           $315           $547         $1,213
---------------------------------------------------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Julie M. Van Cleave                          Warren S. Davis                           Daniel R. Taylor
CFA, Managing Director of Deutsche           Managing Director of Deutsche Asset       CFA, Managing Director of Deutsche
Asset Management and Lead Portfolio          Management and Portfolio Manager of       Asset Management and Portfolio Manager
Manager of the portfolio.                    the portfolio.                            of the portfolio.
  o Joined Deutsche Asset Management and       o Joined Deutsche Asset Management in     o Joined Deutsche Asset Management in
    the portfolio in 2002.                       1995 and the portfolio in 2002.           1998 and the portfolio in 2002.
  o Head of Large Cap Growth Portfolio         o Began investment career in 1985.        o Prior to that, fixed income
    Selection Team.                            o MBA, Drexel University.                   portfolio manager, asset-backed
  o Previous experience includes 18                                                        securities analyst and senior
    years' investment industry               Thomas J. Flaherty                            credit analyst, CoreStates
    experience at Mason Street Advisors,     Managing Director of Deutsche Asset           Investment Advisors, from 1992 to
    most recently serving as Managing        Management and Portfolio Manager of the       1998.
    Director and team leader for the         portfolio.                                Timothy C. Vile
    large cap investment team.                 o Joined Deutsche Asset Management in   CFA, Managing Director of Deutsche
  o MBA, University of Wisconsin --              1995 and the portfolio in 2002.        Asset Management and Portfolio Manager
    Madison.                                    o Began investment career in 1985.     of the portfolio.
                                                                                         o Joined Deutsche Asset Management in
Gary W. Bartlett                             J. Christopher Gagnier                        1991 with 6 years' experience that
CFA, Managing Director of Deutsche Asset     Managing Director of Deutsche Asset           included portfolio manager for
Management and Portfolio Manager of          Management and Portfolio Manager of           fixed income portfolios at
the portfolio.                               the portfolio.                                Equitable Capital Management.
  o Joined Deutsche Asset Management in        o Joined Deutsche Asset Management in     o Portfolio manager for Core Fixed
    1992 and the portfolio in 2002.              1997 and the portfolio in 2002.           Income and Global Aggregate Fixed
  o Began investment career in 1982.           o Prior to that, portfolio manager,         Income.
  o MBA, Drexel University.                      Paine Webber (1984-1997).               o Joined the portfolio in 2002.
                                               o Began investment career in 1979.      Jack A. Zehner
Janet Campagna                                 o MBA, University of Chicago.           Director of Deutsche Asset Management
Managing Director of Deutsche Asset                                                    and Portfolio Manager of the portfolio.
Management and Portfolio Manager of          William T. Lissenden                        o Joined Deutsche Asset Management
the portfolio.                               Director of Deutsche Asset Management         and the portfolio in 2002.
  o Joined Deutsche Asset Management in      and Portfolio Manager of the portfolio.     o Previous experience includes eight
    1999 and the portfolio in 2002.            o Joined Deutsche Asset Management          years' investment industry
  o Head of global and tactical asset            in 2002 and the portfolio in 2004.        experience at Mason Street Advisors
    allocation.                                o Prior to that, fixed income               where he served most recently as
  o Investment strategist and manager of         strategist and director of research       Director -- Common Stock.
    the asset allocation strategies              at Conseco Capital Management,          o MBA, Marquette University.
    group for Barclays Global Investors          director of fixed income research
    from 1994 to 1999.                           and product management at
  o Over 16 years of investment industry         Prudential Securities, national
    experience.                                  sales manager for fixed income
  o Master's degree in Social Science            securities at Prudential Securities
    from California Institute of                 and institutional sales
    Technology.                                  professional at several firms
  o Ph.D, Political Science from                 including Prudential, Goldman Sachs
    University of California at Irvine.          and Merrill Lynch.
                                               o MBA, Baruch College.
Andrew P. Cestone
Managing Director of Deutsche Asset          Thomas J. Schmid
Management and Portfolio Manager of          CFA, Director of Deutsche Asset
the portfolio.                               Management and Portfolio Manager of
  o Joined Deutsche Asset Management in      the portfolio.
    1998 and the portfolio in 2002.            o Joined Deutsche Asset Management
  o Prior to that, Investment Analyst,           and the portfolio in 2002.
    Phoenix Investment Partners, from          o Previous experience includes 15
    1997 to 1998.                                years' investment industry
  o Prior to that, Credit Officer, asset         experience, most recently as
    based lending group, Fleet Bank,             Director -- Common Stock at Mason
    from 1995 to 1997.                           Street Advisors.
                                               o MBA, University of Chicago.

Financial Highlights

As of the portfolio's fiscal year end, there were no Class B shares issued for the portfolio, therefore financial highlights are not available.

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the portfolio. If you want more information on the portfolio's allowable securities and investment practices and its characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that the portfolio will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolio's investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the portfolio. Below is the actual rate paid by the portfolio during the most recent fiscal year, as a percentage of the portfolio's average daily net assets.

Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
Balanced Portfolio                                           0.475%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Your Investment in the Portfolio

The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.

Policies about transactions

The portfolio offers two classes of shares. The information in this prospectus applies to Class B shares of the portfolio. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolio just described) are the participating insurance companies (the "insurance companies") that offer the portfolio as a choice for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies effectively pass through the ownership of portfolio shares to their contract owners and some may pass through voting rights as well. The portfolio does not sell shares directly to the public. The portfolio sells shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to the portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike the portfolio, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objective, policies and strategies of the portfolio, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the portfolio and have different expense ratios than the portfolio. As a result, the performance of the portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of contract owners in the portfolio.

The portfolio has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. What this means to you: When an insurance company opens an account, the portfolio will ask for its name, address and other information that will allow the portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, the portfolio might request additional information (for instance, the portfolio would ask for documents such as the insurance company's articles of incorporation) to help the portfolio verify the insurance company's identity.

The portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.

The advisor, Scudder Distributors, Inc. and/or their affiliates may pay additional compensation from their own assets to other persons for selling, distributing and/or servicing portfolio shares. This compensation may be significant. You should talk to your insurance company to determine if this compensation influenced the advisor's recommendation of the portfolio.

Buying and Selling Shares

The portfolio is open for business each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The portfolio continuously sells shares to each insurance company, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed with the insurance company. The insurance company offers contract owners units in its separate accounts which directly correspond to shares in the portfolio. Each insurance company submits purchase and redemption orders to the portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.

Important information about buying and selling shares

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day the portfolio is open for business.

o Unless otherwise instructed, the portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o  The portfolio does not issue share certificates.

o The portfolio reserves the right to reject purchases of shares for any reason.

o The portfolio reserves the right to withdraw or suspend the offering of shares at any time.

o The portfolio reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the portfolio from disposing of its portfolio securities or pricing its shares.

o The portfolio may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of the portfolio, they are deemed to be in the portfolio's best interest or when the portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The portfolio may close and liquidate an account if the portfolio is unable to verify provided information, or for other reasons; if the portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and may incur tax liability.

o Market timing -- the frequent trading of portfolio shares designed to take advantage of short-term market movements -- can harm the portfolio and its shareholders. The portfolio and their agents may reject or limit purchase orders when there appears to be a pattern of market timing or other frequent purchases and sales. Because the portfolio's shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, the portfolio generally has little or no access to the records of individual contract holders. The portfolio is dependent on the ability of these separate accounts to limit market timing and excessive trading of portfolio shares. The portfolio is working with separate accounts to assess and improve controls against inappropriate trading. There can be no assurance that market timing in the portfolio's shares will not occur.

o A contract owner's purchase order may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the portfolio's shareholders.

o Currently, the Board of Trustees of Scudder Variable Series I does not foresee any disadvantages to contract owners arising from the fact that the interests of contract owners may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How to receive account information

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.

How to buy and sell shares

Each insurance company has different provisions about how and when their contract owners may buy and sell portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to the portfolio. Contract owners should contact their insurance company to effect transactions in the portfolio.

How the Portfolio Calculates Share Price

To calculate net asset value per share or NAV, the portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for the portfolio is also the NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the portfolio's Board that are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security sale.

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when the portfolio doesn't price their shares.

Distributions

The portfolio intends to declare and distribute dividends from their net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolio unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the portfolio for federal income tax purposes.

Taxes

The portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If the portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

Marketing and Distribution Fees

Scudder Distributors, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, the portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of the portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or another affiliated company rather than to the participating insurance company itself.

The plan provides that Scudder Variable Series I, on behalf of the portfolio, will pay Scudder Distributors, Inc., as distributor, a fee of up to 0.25% of the average daily net assets of the portfolio attributable to the portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolio attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period.

Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

                                    This page
                                  intentionally
                                   left blank.

--------------------------------------------------------------------------------

To Get More Information


Shareholder reports -- These include commentary from the portfolio's management team about recent market conditions and the portfolio's performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call (800) 778-1482, or contact Scudder Investments at the address listed below. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
(800) 778-1482                               (202) 942-8090

                                             www.sec.gov



                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder Variable Series I


o   Bond Portfolio



Prospectus

May 1, 2004

Class B Shares









This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.








The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents


How the Portfolio Works            Your Investment in the Portfolio

 3   Bond Portfolio                10   Buying and Selling Shares

 9   Other Policies and Risks      12   How the Portfolio Calculates Share Price

 9   The Investment Advisor        12   Distributions

                                   12   Taxes

                                   13   Marketing and Distribution Fees





How the Portfolio Works

The portfolio is designed to serve as an investment option for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolio is made in conjunction with one of these contracts or policies.

Remember that the portfolio is not a bank deposit. It's not insured or guaranteed by the FDIC or any other government agency. Its share price will go up and down, and you could lose money by investing in it.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Bond Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to provide a high level of income consistent with a high quality portfolio of debt securities. Under normal circumstances, the portfolio invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in bonds of any maturity.

The portfolio primarily invests in US dollar-denominated investment grade fixed income securities, including corporate bonds, US government and agency bonds and mortgage- and asset-backed securities. A significant portion of the portfolio's assets may also be allocated among foreign investment grade fixed income securities, high yield bonds of US and foreign issuers (including high yield bonds of issuers in countries with new or emerging securities markets), or, to maintain liquidity, in cash or money market instruments.

The portfolio normally invests at least 65% of total assets in high grade US bonds (those considered to be in the top three grades of credit quality). The portfolio may invest up to 25% of its total assets in foreign investment grade bonds (those considered to be in the top four grades of credit quality).

In addition, the portfolio may also invest up to 20% of total assets in securities of US and foreign issuers that are below investment grade (rated as low as the sixth credit grade, ie. grade B, otherwise known as junk bonds), including investments in US dollar or foreign currency denominated bonds of issuers located in countries with new or emerging securities markets. The portfolio considers an emerging securities market to be one where the sovereign debt issued by the government in local currency terms is rated below investment grade. Compared to investment grade bonds, junk bonds generally pay higher yields and have higher volatility and higher risk of default.

The investment advisor employs a team approach to allocate the portfolio's assets among the various asset classes. The team includes members from the investment advisor and the sub-advisor. In this prospectus, we refer to both as part of the investment advisor.

The asset allocation team meets formally on a monthly basis to determine relative value across asset classes, drawing on input from sector and market specialists. Once allocation targets for each broad fixed income sector are set, sector specialists consider the relative value of purchase candidates given the distinct characteristics of that particular asset class. Company research and fundamental analysis are used to select the best securities within each asset class. The techniques used by the sector specialists in evaluating each asset class include those described below:

US Investment Grade Securities. In selecting these securities for investment, the investment advisor typically:

o assigns a relative value to each bond, based on creditworthiness, cash flow and price;

o determines the value of each issue by examining the issuer's credit quality, debt structure, option value and liquidity risks. The portfolio managers look to take advantage of any inefficiencies between this value and market trading price;

o uses credit analysis to determine the issuer's ability to fulfill its contracts; and

o uses a bottom-up approach which subordinates sector weightings to individual bonds that the investment advisor believes may add above-market value.

The investment advisor generally sells these securities when they reach their target price or when there is a negative change in their outlook relative to the other securities held by the portfolio. Bonds may also be sold to facilitate the purchase of an issue with more attractive risk/return characteristics.

Foreign Investment Grade Securities and Emerging Markets High Yield Securities. In selecting these securities for investment, the investment advisor follows a bottom-up, relative value strategy. The investment advisor looks to purchase foreign securities that offer incremental value over US Treasuries. The investment advisor invests in a focused fashion, so that it is not simply investing in a basket of all non-US fixed income markets, but instead only those markets that its relative value process has identified as being the most attractive. The investment advisor sells securities or exchanges currencies when they meet their target price objectives or when the investment advisor revises price objectives downward. In selecting emerging market securities, the investment advisor also considers short-term factors such as market sentiment, capital flows, and new issue programs.

High Yield Securities (Excluding Emerging Market Sovereign Debt). In selecting these securities for investment, the investment advisor:

o analyzes economic conditions for improving or undervalued sectors and industries;

o uses independent credit research and on-site management visits to evaluate individual issuers' debt service, growth rate, and both downgrade and upgrade potential;

o   assesses new issues versus secondary market opportunities; and

o seeks issues within attractive industry sectors and with strong long-term fundamentals and improving credits.

The portfolio may lend its investment securities up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval. However, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy.

Other Investments

The portfolio may invest up to 10% of total assets in foreign currency related investments (e.g., forward foreign currency exchange contracts) for both non-hedging and hedging purposes.

In addition, the portfolio is permitted, but not required, to use various other types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The portfolio may use these derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

The Main Risks of Investing in the Portfolio

There are several risk factors that could reduce the yield you receive from the portfolio, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Interest Rate Risk. Generally, fixed income securities will decrease in value when interest rates rise. The longer the effective maturity of the portfolio's securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) As interest rates decline, the issuers of securities held by the portfolio may prepay principal earlier than scheduled, forcing the portfolio to reinvest in lower yielding securities. Prepayment may reduce the portfolio's income. As interest rates increase, fewer issuers tend to prepay, which may extend the average life of fixed income securities and have the effect of locking in a below-market interest rate, increasing the portfolio's duration and reducing the value of the security. Because the portfolio may invest in mortgage-related securities, it is more vulnerable to both of these risks.

Credit Risk. A portfolio purchasing bonds faces the risk that the creditworthiness of the issuer may decline, causing the value of its bonds to decline. In addition, an issuer may be unable or unwilling to make timely payments on the interest and principal on the bonds it has issued. Because the issuers of high yield bonds (rated below the fourth highest category) may be in uncertain financial health, the prices of their bonds are generally more vulnerable to bad economic news or even the expectation of bad news, than those of investment-grade bonds. In some cases, bonds, particularly junk bonds, may decline in credit quality or go into default.

Market Risk. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. Developments in a particular class of bonds or the stock market could also adversely affect the portfolio by reducing the relative attractiveness of bonds as an investment. Also, to the extent that the portfolio emphasizes bonds from any given industry, it could be hurt if that industry does not do well.

Foreign Investment Risk. Foreign markets often exhibit more volatility than those in the US. Investing in foreign securities involves greater risk than investing in US securities for various reasons, including:

o Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits.

o Information Risk. Financial reporting standards for companies based in foreign markets are often less stringent than those applicable to US companies and may present an incomplete or misleading picture of a foreign company.

o Liquidity Risk. Securities that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active securities. This liquidity risk is a factor of the trading volume of a particular security, as well as the size and liquidity of the entire local market. On the whole, foreign markets are smaller and less liquid than the US market. This can make buying and selling certain securities more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell a security in an orderly fashion at a price that approaches the managers' estimate of its value.

o Regulatory Risk. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

o Currency Risk. The portfolio invests in foreign securities denominated in foreign currencies. To the extent that the portfolio is exposed to non-dollar currencies, if these currencies decline in value relative to the dollar, it may reduce gains or increase losses.

Emerging Market Risk. To the extent that the portfolio does invest in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements and the risk that the derivatives transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates their price, you may not receive the full market value for your portfolio shares when you sell. Another factor that could affect performance is:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters

This portfolio is designed for investors who are looking for a relatively high level of income and can accept a moderate level of risk to their investment.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

In the bar chart and the table, the performance figures for Class B are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

   -5.02       17.88       2.56       8.82        6.30      -1.19       10.28       5.48       7.41       4.81

-------------------------------------------------------------------------------------------------------------------
    1994        1995       1996       1997        1998       1999       2000        2001       2002       2003
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 5.45%, Q2 1995                    Worst Quarter  -4.14%, Q1 1994

2004 Total Return as of March 31: 2.78%

Average Annual Total Returns (%) as of 12/31/2003

                                           1 Year                        5 Years                       10 Years
---------------------------------------------------------------------------------------------------------------------------
Portfolio -- Class B                         4.81                          5.30                          5.58

Index                                        4.10                          6.62                          6.95
---------------------------------------------------------------------------------------------------------------------------

Index: Lehman Brothers Aggregate Bond Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                                                                       Class B
---------------------------------------------------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
---------------------------------------------------------------------------------------------------------------------------
Management Fee                                                                                                  0.48%
---------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                                                                0.25
---------------------------------------------------------------------------------------------------------------------------
Other Expenses*                                                                                                 0.25
---------------------------------------------------------------------------------------------------------------------------
Total Annual Operating Expenses                                                                                 0.98
---------------------------------------------------------------------------------------------------------------------------

* Restated to reflect estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

Based on the costs above, this example helps you compare the expenses of the portfolio to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                                                            1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------------------------------------------------------------------------
Class B shares                                                        $99           $312           $542         $1,201
---------------------------------------------------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Gary W. Bartlett                                 Stephen Ilott                             Bruce Rodio
CFA, Managing Director of Deutsche               Managing Director of Deutsche Asset       Director of Deutsche Asset
Asset Management and Co-Lead Manager             Management and Portfolio Manager of       Management and Portfolio Manager of
of the portfolio.                                the portfolio.                            the portfolio.
    o Joined Deutsche Asset Management in          o Head of Fixed Income in London.         o Joined Deutsche Asset Management
      1992 and the portfolio in 2002.              o Joined Deutsche Asset Management          and the portfolio in 2004.
    o Began investment career in 1982.               in 1998. Prior to 1998, managed         o Portfolio manager and product
    o MBA, Drexel University.                        global fixed income and currency          manager for Core Plus Fixed
                                                     portfolios on behalf of central           Income: Philadelphia.
Andrew P. Cestone                                    banks, corporations and pension         o Prior to that, fixed income
Managing Director of Deutsche Asset                  funds at Robert Fleming & Company         portfolio specialist at Morgan
Management and Co-Lead Manager of the                from 1986 to 1997.                        Stanley Investment Management,
portfolio.                                         o Joined the portfolio in 2004.             from 1997 to 2004.
    o Joined Deutsche Asset Management in                                                    o Began investment career in 1987.
      1998 and the portfolio in 2002.            Paul Lambert                                o MBA, Wharton School.
    o Prior to that, Investment Analyst,         Managing Director of Deutsche Asset
      Phoenix Investment Partners, from          Management and Portfolio Manager of       Daniel R. Taylor
      1997 to 1998.                              the portfolio.                            CFA, Managing Director of Deutsche
    o Prior to that, Credit Officer,               o Joined Deutsche Asset Management      Asset Management and Co-Lead Manager
      asset based lending group, Fleet               in 2000 and the portfolio in 2004     of the portfolio.
      Bank, from 1995 to 1997.                     o Prior to that, 10 years'                o Joined Deutsche Asset Management
                                                     experience as an analyst of               in 1998 and the portfolio in 2002.
Warren S. Davis                                      international and financial             o Prior to that, fixed income
Managing Director of Deutsche Asset                  markets at the Bank of England,           portfolio manager, asset-backed
Management and Co-Lead Manager of                    at UBS as a Senior Economist and          securities analyst and senior
the portfolio.                                       most recently as Head of European         credit analyst, CoreStates
    o Joined Deutsche Asset Management in            Currency Strategy at Citibank.            Investment Advisors, from 1992 to
      1995 and the portfolio in 2002.                                                          1998.
    o Began investment career in 1985.           William T. Lissenden
    o MBA, Drexel University.                    Director of Deutsche Asset                Timothy C. Vile
                                                 Management and Portfolio Manager of       CFA, Managing Director of Deutsche
Brett Diment                                     the portfolio.                            Asset Management and Co-Lead
Managing Director of Deutsche Asset                o Joined Deutsche Asset Management      Manager of the portfolio.
Management and Portfolio Manager                     in 2002 and the portfolio in 2004       o Joined Deutsche Asset Management
of the portfolio.                                  o Prior to that, fixed income               in 1991 and the portfolio in
    o Joined Deutsche Asset Management               strategist and director of                2002.
      in 1991 and the portfolio in 2002.             research at Conseco Capital             o Prior to that, portfolio manager
    o Head of Emerging Market Debt for               Management, director of fixed             for fixed income portfolios at
      London Fixed Income and responsible            income research and product               Equitable Capital Management.
      for coordinating research into                 management at Prudential                o Began investment career in 1984.
      Continental European markets and               Securities, national sales
      managing global fixed income,                  manager for fixed income              Ian Winship
      balanced and cash-based portfolios:            securities at Prudential              Director of Deutsche Asset
      London.                                        Securities and institutional          Management and Portfolio Manager of
    o Began investment career in 1991.               sales professional at several         the portfolio.
                                                     firms including Prudential,             o Joined Deutsche Asset Management
Thomas J. Flaherty                                   Goldman Sachs and Merrill Lynch.          in 1997.
Managing Director of Deutsche Asset                o MBA, Baruch College.                    o Prior to 1997, served as a fixed
Management and Co-Lead Manager of the                                                          income portfolio manager at
portfolio.                                       Catharine Peppiatt                            Scottish Amicable Investment
    o Joined Deutsche Asset Management in        Director of Deutsche Asset                    Managers.
      1995 and the portfolio in 2002.            Management and Portfolio Manager of         o Head of Global Interest Rates
    o Began investment career in 1985.           the portfolio.                                Team: London.
                                                   o Joined Deutsche Asset Management        o Portfolio manager and analyst
J. Christopher Gagnier                               in 1993 and the portfolio in              specializing in UK and European
Managing Director of Deutsche Asset                  2004.                                     markets.
Management and Co-Lead Manager of                  o Previously served as director of        o Joined the portfolio in 2004.
the portfolio.                                       Global Fixed Income in London.
    o Joined Deutsche Asset Management in          o Portfolio manager and product
      1997 and the portfolio in 2002.                manager for Core Plus Fixed
    o Prior to that, portfolio manager,              Income: Philadelphia.
      Paine Webber (1984-1997).                    o MA, Oxford University.
    o Began investment career in 1979.
    o MBA, University of Chicago.

Financial Highlights

As of the portfolio's fiscal year end, there were no Class B shares issued for the portfolio, therefore financial highlights are not available.

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there are a few other issues to know about:

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

o The advisor measures credit quality at the time it buys securities, using independent ratings or, for unrated securities, its own credit analysis. If a security's credit quality declines, the advisor will decide what to do with the security based on its assessment of what would benefit shareholders most.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the portfolio. If you want more information on the portfolio's allowable securities and investment practices and its characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that the portfolio will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolio's investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the portfolio. Below is the actual rate paid by the portfolio during the most recent fiscal year, as a percentage of the portfolio's average daily net assets.

Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
Bond Portfolio                                               0.475%
--------------------------------------------------------------------------------

Subadvisor for Bond Portfolio

Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to Bond Portfolio (effective May 1, 2004). DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM compensates DeAMIS out of the management fee it receives from the portfolio.

For Bond Portfolio, DeAMIS renders investment advisory and management services including services related to foreign securities, foreign currency transactions and related investments with regard to the portion of the portfolio that is allocated to it by DeIM from time-to-time for management.

--------------------------------------------------------------------------------

Your Investment in the Portfolio

The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.

Policies about transactions

The portfolio offers two classes of shares. The information in this prospectus applies to Class B shares of the portfolio. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolio just described) are the participating insurance companies (the "insurance companies") that offer the portfolio as a choice for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies effectively pass through the ownership of portfolio shares to their contract owners and some may pass through voting rights as well. The portfolio does not sell shares directly to the public. The portfolio sells shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to the portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike the portfolio, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objective, policies and strategies of the portfolio, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the portfolio and have different expense ratios than the portfolio. As a result, the performance of the portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of contract owners in the portfolio.

The portfolio has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. What this means to you: When an insurance company opens an account, the portfolio will ask for its name, address and other information that will allow the portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, the portfolio might request additional information (for instance, the portfolio would ask for documents such as the insurance company's articles of incorporation) to help the portfolio verify the insurance company's identity.

The portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.

The advisor, Scudder Distributors, Inc. and/or their affiliates may pay additional compensation from their own assets to other persons for selling, distributing and/or servicing portfolio shares. This compensation may be significant. You should talk to your insurance company to determine if this compensation influenced the advisor's recommendation of the portfolio.

Buying and Selling Shares

The portfolio is open for business each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The portfolio continuously sells shares to each insurance company, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed with the insurance company. The insurance company offers contract owners units in its separate accounts which directly correspond to shares in the portfolio. Each insurance company submits purchase and redemption orders to the portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.

Important information about buying and selling shares

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day the portfolio is open for business.

o Unless otherwise instructed, the portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o  The portfolio does not issue share certificates.

o The portfolio reserves the right to reject purchases of shares for any reason.

o The portfolio reserves the right to withdraw or suspend the offering of shares at any time.

o The portfolio reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the portfolio from disposing of its portfolio securities or pricing its shares.

o The portfolio may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of the portfolio, they are deemed to be in the portfolio's best interest or when the portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The portfolio may close and liquidate an account if the portfolio is unable to verify provided information, or for other reasons; if the portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and may incur tax liability.

o Market timing -- the frequent trading of portfolio shares designed to take advantage of short-term market movements -- can harm the portfolio and its shareholders. The portfolio and their agents may reject or limit purchase orders when there appears to be a pattern of market timing or other frequent purchases and sales. Because the portfolio's shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, the portfolio generally has little or no access to the records of individual contract holders. The portfolio is dependent on the ability of these separate accounts to limit market timing and excessive trading of portfolio shares. The portfolio is working with separate accounts to assess and improve controls against inappropriate trading. There can be no assurance that market timing in the portfolio's shares will not occur.

o A contract owner's purchase order may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the portfolio's shareholders.

o Currently, the Board of Trustees of Scudder Variable Series I does not foresee any disadvantages to contract owners arising from the fact that the interests of contract owners may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How to receive account information

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.

How to buy and sell shares

Each insurance company has different provisions about how and when their contract owners may buy and sell portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to the portfolio. Contract owners should contact their insurance company to effect transactions in the portfolio.

How the Portfolio Calculates Share Price

To calculate net asset value per share or NAV, the portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for the portfolio is also the NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the portfolio's Board that are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security sale.

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when the portfolio doesn't price their shares.

Distributions

The portfolio intends to declare and distribute dividends from their net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolio unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the portfolio for federal income tax purposes.

Taxes

The portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If the portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

Marketing and Distribution Fees

Scudder Distributors, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, the portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of the portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or another affiliated company rather than to the participating insurance company itself.

The plan provides that Scudder Variable Series I, on behalf of the portfolio, will pay Scudder Distributors, Inc., as distributor, a fee of up to 0.25% of the average daily net assets of the portfolio attributable to the portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolio attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period.

Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

--------------------------------------------------------------------------------

To Get More Information


Shareholder reports -- These include commentary from the portfolio's management team about recent market conditions and the portfolio's performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call (800) 778-1482, or contact Scudder Investments at the address listed below. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
(800) 778-1482                               (202) 942-8090

                                             www.sec.gov



                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder Variable Series I

o    Capital Growth Portfolio





Prospectus

May 1, 2004



Class B Shares








This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.








The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents

How the Portfolio Works            Your Investment in the Portfolio

  3  Capital Growth Portfolio        8  Buying and Selling Shares

  7  Other Policies and Risks       10  How the Portfolio Calculates Share Price

  7  The Investment Advisor         10  Distributions

                                    10  Taxes

                                    11  Marketing and Distribution Fees


How the Portfolio Works

The portfolio is designed to serve as an investment option for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolio is made in conjunction with one of these contracts or policies.

Remember that the portfolio is not a bank deposit. It's not insured or guaranteed by the FDIC or any other government agency. Its share price will go up and down, and you could lose money by investing in it.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Capital Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio normally invests at least 65% of total assets in common stocks of US companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the Standard & Poor's 500r Composite Stock Price Index (the "S&P 500 Index") or the Russell 1000r Growth Index (as of December 31, 2003, the S&P 500 Index and the Russell 1000 Growth Index had median market capitalizations of $9.03 billion and $4.0 billion, respectively). Although the portfolio may invest in companies of any size, the portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of these Indexes.

In choosing stocks, the portfolio managers look for individual companies that have the potential to display above-average earnings growth compared to other growth companies and that have strong product lines, effective management and leadership positions or potential to become leaders within core markets. The managers also analyze each company's valuation, financial position and other factors.

The managers will normally sell a stock when they believe its potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the portfolio's emphasis on a given industry.

The portfolio may lend its investment securities up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.


Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the portfolio may use options and covered call options. The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.


The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock portfolios, an important factor with this portfolio is how stock markets perform -- in this case, the growth portion of the US stock market. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get attractive prices for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth companies usually reinvest a large portion of earnings in their own businesses, growth stocks may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors tend to buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

IPO Risk. Securities purchased in initial public offerings (IPOs) may be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic factors. Additionally, investments in IPOs may magnify the portfolio's performance if it has a small asset base. The portfolio is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that the portfolio will be able to obtain proportionately larger IPO allocations.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements and the risk that the derivatives transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates their price, you may not receive the full market value for your portfolio shares when you sell.

Another factor that could affect performance is:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different securities or other matters

This portfolio may make sense for investors seeking long-term growth.


Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the annual returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indexes (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indexes varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is May 12, 1997. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

   -9.90       28.33      19.83       35.45      22.94      34.88      -10.13      -19.64     -29.37      26.51
-------------------------------------------------------------------------------------------------------------------
    1994        1995       1996       1997        1998       1999       2000        2001       2002       2003
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 25.75%, Q4 1998                   Worst Quarter: -20.09%, Q3 2001

2004 Total Return as of March 31: 1.93%

Average Annual Total Returns (%) as of 12/31/2003

                                1 Year             5 Years           10 Years
--------------------------------------------------------------------------------
Portfolio -- Class B            26.51               -2.74              7.22

Index 1                         28.68               -0.57              11.07

Index 2                         29.75               -5.11              9.21
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 1000 Growth Index is an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted-growth values.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.


How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                        Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                     0.47%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------
Other Expenses*                                                    0.17
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                    0.89
--------------------------------------------------------------------------------

* Restated to reflect estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                     1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares               $91            $284           $493           $1,096
--------------------------------------------------------------------------------


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Julie M. Van Cleave                       Jack A. Zehner                           Thomas J. Schmid
CFA, Managing Director of Deutsche        Director of Deutsche Asset Management    CFA, Director of Deutsche Asset
Asset Management and Portfolio Manager    and Portfolio Manager of the             Management and Portfolio Manager of
of the portfolio.                         portfolio.                               the portfolio.
 o Joined Deutsche Asset Management        o Joined Deutsche Asset Management       o Joined Deutsche Asset Management
   and the portfolio in 2002.                and the portfolio in 2002.               and the portfolio in 2002.
 o Head of Large Cap Growth Portfolio      o Previous experience includes           o Previous experience includes
   Selection Team.                           eight years' investment industry         15 years' investment industry
 o Previous experience includes 18           experience at Mason Street               experience, most recently as
   years' investment industry                Advisors where he served most            Director -- Common Stock at Mason
   experience at Mason Street                recently as Director -- Common           Street Advisors.
   Advisors, most recently serving as        Stock.                                 o MBA, University of Chicago.
   Managing Director and team leader       o MBA, Marquette University.
   for the large cap investment team.
 o MBA, University of Wisconsin --
   Madison.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Capital Growth Portfolio -- Class B

--------------------------------------------------------------------------------
 Years Ended December 31,           2003      2002     2001      2000     1999
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $11.49    $16.29   $23.00    $29.05   $23.92
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .03       .02      .00^b     .01      .04
--------------------------------------------------------------------------------
  Net realized and unrealized       3.02     (4.81)   (4.21)    (2.62)    7.62
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  3.05     (4.79)   (4.21)    (2.61)    7.66
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.02)     (.01)    (.03)       --     (.04)
--------------------------------------------------------------------------------
  Net realized gains on               --        --    (2.47)    (3.44)   (2.49)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions               (.02)     (.01)   (2.50)    (3.44)   (2.53)
--------------------------------------------------------------------------------
Net asset value, end of period    $14.52    $11.49   $16.29    $23.00   $29.05
--------------------------------------------------------------------------------
Total Return (%)                   26.51    (29.37)  (19.64)   (10.13)   34.88
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period             15       .89      .71      1.16     1.28
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .87       .76      .77^c     .74      .74
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .87       .76      .75^c     .74      .74
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .25       .13      .02       .05      .18
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           13        25       33        55       66
--------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b    Less than $.005 per share

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .75% and .75% for Class B.

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there is another issue to know about:

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.


For more information

This prospectus doesn't tell you about every policy or risk of investing in the portfolio. If you want more information on the portfolio's allowable securities and investment practices and its characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that the portfolio will achieve its objective.


The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolio's investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the portfolio. Below is the actual rate paid by the portfolio during the most recent fiscal year, as a percentage of the portfolio's average daily net assets.

Portfolio Name                             Fee Paid
--------------------------------------------------------------------------------
Capital Growth Portfolio                     0.470%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Your Investment in the Portfolio


The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.


Policies about transactions

The portfolio offers two classes of shares. The information in this prospectus applies to Class B shares of the portfolio. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolio just described) are the participating insurance companies (the "insurance companies") that offer the portfolio as a choice for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies effectively pass through the ownership of portfolio shares to their contract owners and some may pass through voting rights as well. The portfolio does not sell shares directly to the public. The portfolio sells shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to the portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike the portfolio, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objective, policies and strategies of the portfolio, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the portfolio and have different expense ratios than the portfolio. As a result, the performance of the portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of contract owners in the portfolio.

The portfolio has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. What this means to you: When an insurance company opens an account, the portfolio will ask for its name, address and other information that will allow the portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, the portfolio might request additional information (for instance, the portfolio would ask for documents such as the insurance company's articles of incorporation) to help the portfolio verify the insurance company's identity.

The portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.

The advisor, Scudder Distributors, Inc. and/or their affiliates may pay additional compensation from their own assets to other persons for selling, distributing and/or servicing portfolio shares. This compensation may be significant. You should talk to your insurance company to determine if this compensation influenced the advisor's recommendation of the portfolio.

Buying and Selling Shares

The portfolio is open for business each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The portfolio continuously sells shares to each insurance company, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed with the insurance company. The insurance company offers contract owners units in its separate accounts which directly correspond to shares in the portfolio. Each insurance company submits purchase and redemption orders to the portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.

Important information about buying and selling shares

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day the portfolio is open for business.

o Unless otherwise instructed, the portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o  The portfolio does not issue share certificates.

o The portfolio reserves the right to reject purchases of shares for any reason.

o The portfolio reserves the right to withdraw or suspend the offering of shares at any time.

o The portfolio reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the portfolio from disposing of its portfolio securities or pricing its shares.

o The portfolio may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of the portfolio, they are deemed to be in the portfolio's best interest or when the portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The portfolio may close and liquidate an account if the portfolio is unable to verify provided information, or for other reasons; if the portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and may incur tax liability.

o Market timing -- the frequent trading of portfolio shares designed to take advantage of short-term market movements -- can harm the portfolio and its shareholders. The portfolio and their agents may reject or limit purchase orders when there appears to be a pattern of market timing or other frequent purchases and sales. Because the portfolio's shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, the portfolio generally has little or no access to the records of individual contract holders. The portfolio is dependent on the ability of these separate accounts to limit market timing and excessive trading of portfolio shares. The portfolio is working with separate accounts to assess and improve controls against inappropriate trading. There can be no assurance that market timing in the portfolio's shares will not occur.

o A contract owner's purchase order may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the portfolio's shareholders.

o Currently, the Board of Trustees of Scudder Variable Series I does not foresee any disadvantages to contract owners arising from the fact that the interests of contract owners may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.


How to receive account information

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.

How to buy and sell shares

Each insurance company has different provisions about how and when their contract owners may buy and sell portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to the portfolio. Contract owners should contact their insurance company to effect transactions in the portfolio.

How the Portfolio Calculates Share Price

To calculate net asset value per share or NAV, the portfolio uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                --------------------------------------   = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you sell shares for the portfolio is also the NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the portfolio's Board that are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security sale.

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when the portfolio doesn't price their shares.


Distributions

The portfolio intends to declare and distribute dividends from their net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolio unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the portfolio for federal income tax purposes.


Taxes

The portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If the portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.


Marketing and Distribution Fees

Scudder Distributors, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, the portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of the portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or another affiliated company rather than to the participating insurance company itself.

The plan provides that Scudder Variable Series I, on behalf of the portfolio, will pay Scudder Distributors, Inc., as distributor, a fee of up to 0.25% of the average daily net assets of the portfolio attributable to the portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolio attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period.

Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from the portfolio's management team about recent market conditions and the portfolio's performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call (800) 778-1482, or contact Scudder Investments at the address listed below. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC
222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
(800) 778-1482                               (202) 942-8090
                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder Variable Series I

o    Global Discovery Portfolio




Prospectus

May 1, 2004



Class B Shares








This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.








The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents



How the Portfolio Works            Your Investment in the Portfolio

  3  Global Discovery Portfolio      9  Buying and Selling Shares

  8  Other Policies and Risks       11  How the Portfolio Calculates Share Price

  8  The Investment Advisor         11  Distributions

                                    11  Taxes

                                    12  Marketing and Distribution Fees


How the Portfolio Works

The portfolio is designed to serve as an investment option for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolio is made in conjunction with one of these contracts or policies.

Remember that the portfolio is not a bank deposit. It's not insured or guaranteed by the FDIC or any other government agency. Its share price will go up and down, and you could lose money by investing in it.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Global Discovery Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks above-average capital appreciation over the long term. The portfolio invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the Citigroup Broad Market Index). While the portfolio may invest in securities in any country, it generally focuses on countries with developed economies (including the US). As of December 31, 2003, companies in which the portfolio invests typically have a market capitalization of between $500 million and $5 billion.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Growth orientation. The managers generally look for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Analysis of global themes. The managers consider global economic outlooks, seeking to identify industries and companies that are likely to benefit from social, political and economic changes.

The managers may focus on the securities of particluar issuers, industries, countries or regions at different times.

The managers will normally sell a stock when they believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its exposure to a given country.

The portfolio may lend its investment securities up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.


Other Investments

The portfolio may invest up to 35% of total assets in common stocks and other equities of large companies or in debt securities (of which 5% of net assets may be junk bonds, i.e., grade BB/Ba and below).

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the portfolio may use futures and options. To the extent the portfolio invests in foreign securities, the portfolio may enter into forward currency exchange contracts and buy and sell currency options to hedge against currency exchange rate fluctuations. The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, a fund will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.


The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock portfolios, an important factor with this portfolio is how stock markets perform -- in this case US and foreign stock markets. When US and foreign stock prices fall, you should expect the value of your investment to fall as well. Compared to large company stocks, small company stocks tend to be more volatile, in part because these companies tend to be less established and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get attractive prices for them.

Foreign Investment Risk. Foreign markets often exhibit more volatility than those in the US. Investing in foreign securities involves greater risk than investing in US securities for various reasons, including:

o Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits.

o Information Risk. Financial reporting standards for companies based in foreign markets are often less stringent than those applicable to US companies and may present an incomplete or misleading picture of a foreign company.

o Liquidity Risk. Securities that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active securities. This liquidity risk is a factor of the trading volume of a particular security, as well as the size and liquidity of the entire local market. On the whole, foreign markets are smaller and less liquid than the US market. This can make buying and selling certain securities more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell a security in an orderly fashion at a price that approaches the managers' estimate of its value.

o Regulatory Risk. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

o Currency Risk. The portfolio invests in foreign securities denominated in foreign currencies. To the extent that the portfolio is exposed to non-dollar currencies, if these currencies decline in value relative to the dollar, it may reduce gains or increase losses.

Emerging Markets Risk. To the extent that the portfolio invests in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates their price, you may not receive the full market value for your portfolio shares when you sell.

Small Company Risk. Small company stocks tend to experience steeper price fluctuations than the stocks of larger companies. A shortage of reliable information can also pose added risk. Industry-wide reversals may have a greater impact on small companies, since they lack a large company's financial resources. Small company stocks are typically less liquid than large company stocks: when things are going poorly, it is harder to find a buyer for a small company's shares.

IPO Risk. Securities purchased in initial public offerings (IPOs) may be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic factors. Additionally, investments in IPOs may magnify the portfolio's performance if it has a small asset base. The portfolio is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that the portfolio will be able to obtain proportionately larger IPO allocations.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements and the risk that the derivatives transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates their price, you may not receive the full market value for your portfolio shares when you sell.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different securities, geographical trends or other matters

o  growth stocks may be out of favor for certain periods

This portfolio may interest long-term investors interested in diversifying a large-cap or domestic portfolio of investments.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is May 2, 1997. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

      12.10      16.18      65.63       -5.42      -24.96     -20.07      48.77
--------------------------------------------------------------------------------
      1997        1998       1999       2000        2001       2002       2003
--------------------------------------------------------------------------------


For the periods included in the bar chart:

Best Quarter: 40.87%, Q4 1999                   Worst Quarter: -21.44%, Q3 2001

2004 Total Return as of March 31: 5.17%



Average Annual Total Returns (%) as of 12/31/2003

                            1 Year            5 Years         Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class B         48.77             6.93                8.86

Index                        47.44             7.53                7.01
--------------------------------------------------------------------------------

Index: Citigroup World Equity Extended Market Index, formerly the Salmon Smith Barney World Equity Extended Market Index, is an unmanaged small-capitalization stock universe of 22 countries.

* Portfolio inception: May 1, 1996. Index comparison begins April 30, 1996.

Total returns from inception through 1998 would have been lower if operating expenses hadn't been reduced.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                        Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                     0.98%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------
Other Expenses*                                                    0.26
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                  1.49
--------------------------------------------------------------------------------

* Restated to reflect estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

** Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of Scudder Global Discovery Portfolio to 1.65%.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                   1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares             $152           $471           $813           $1,779
--------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Joseph Axtell                              Terrence S. Gray
CFA, Director of Deutsche Asset            CFA, Director of Deutsche Asset
Management and Co-Manager of the           Management and Co-Manager of the
portfolio.                                 portfolio.
 o Joined Deutsche Asset Management         o Joined Deutsche Asset Management
   in 2001 and the portfolio in 2002.         in 1993 and the portfolio in 2003.
 o Senior analyst at Merrill Lynch          o Over 11 years of investment
   Investment Managers for the                industry experience.
   international equity portion of a        o Head of global portfolio
   global balanced portfolio (1996-2001).     selection team for Pacific Basin
 o Director, International Research at        Equity: New York.
   PCM  International (1989-1996).
 o Associate manager, structured debt
   and equity group at Prudential
   Capital Corporation (1988-1989).
 o Analyst at Prudential-Bache Capital
   Funding in London (1987-1988).
 o Equity analyst in the healthcare
   sector at Prudential Equity
   Management Associates (1985-1987).

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Global Discovery Portfolio -- Class B

--------------------------------------------------------------------------------
 Years Ended December 31,         2003       2002      2001      2000     1999
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of   $ 6.89     $ 8.62    $11.69    $13.11   $ 8.01
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^a   .00*      (.02)     (.02)     (.07)    (.08)
--------------------------------------------------------------------------------
  Net realized and unrealized     3.36      (1.71)    (2.86)     (.61)    5.28
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment           3.36      (1.73)    (2.88)     (.68)    5.20
  operations
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income             --         --        --      (.08)      --
--------------------------------------------------------------------------------
  Net realized gains on             --         --      (.19)     (.66)    (.10)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions               --         --      (.19)     (.74)    (.10)
--------------------------------------------------------------------------------
Net asset value, end of period  $10.25     $ 6.89    $ 8.62    $11.69   $13.11
--------------------------------------------------------------------------------
Total Return (%)                 48.77     (20.07)   (24.96)    (5.42)   65.63
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period           13          4         7        11        7
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before          1.43       1.44      1.48^b    1.53     1.88
expense reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense   1.43       1.44      1.47^b    1.53     1.88
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income     .03      (.28)      (.25)     (.52)    (.91)
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         41         47        56        66       70
--------------------------------------------------------------------------------

^a Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.47% and 1.47% for Class B.

*  Less than $.005 per share

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there is another issue to know about:

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.


For more information

This prospectus doesn't tell you about every policy or risk of investing in the portfolio. If you want more information on the portfolio's allowable securities and investment practices and its characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that the portfolio will achieve its objective.


The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolio's investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the portfolio. Below is the actual rate paid by the portfolio during the most recent fiscal year, as a percentage of the portfolio's average daily net assets.

Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
Global Discovery Portfolio                                   0.975%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Your Investment in the Portfolio

The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.


Policies about transactions

The portfolio offers two classes of shares. The information in this prospectus applies to Class B shares of the portfolio. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolio just described) are the participating insurance companies (the "insurance companies") that offer the portfolio as a choice for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies effectively pass through the ownership of portfolio shares to their contract owners and some may pass through voting rights as well. The portfolio does not sell shares directly to the public. The portfolio sells shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to the portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike the portfolio, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objective, policies and strategies of the portfolio, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the portfolio and have different expense ratios than the portfolio. As a result, the performance of the portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of contract owners in the portfolio.

The portfolio has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. What this means to you: When an insurance company opens an account, the portfolio will ask for its name, address and other information that will allow the portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, the portfolio might request additional information (for instance, the portfolio would ask for documents such as the insurance company's articles of incorporation) to help the portfolio verify the insurance company's identity.

The portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.

The advisor, Scudder Distributors, Inc. and/or their affiliates may pay additional compensation from their own assets to other persons for selling, distributing and/or servicing portfolio shares. This compensation may be significant. You should talk to your insurance company to determine if this compensation influenced the advisor's recommendation of the portfolio.

Buying and Selling Shares

The portfolio is open for business each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The portfolio continuously sells shares to each insurance company, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed with the insurance company. The insurance company offers contract owners units in its separate accounts which directly correspond to shares in the portfolio. Each insurance company submits purchase and redemption orders to the portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.

Important information about buying and selling shares

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day the portfolio is open for business.

o Unless otherwise instructed, the portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o  The portfolio does not issue share certificates.

o The portfolio reserves the right to reject purchases of shares for any reason.

o The portfolio reserves the right to withdraw or suspend the offering of shares at any time.

o The portfolio reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the portfolio from disposing of its portfolio securities or pricing its shares.

o The portfolio may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of the portfolio, they are deemed to be in the portfolio's best interest or when the portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The portfolio may close and liquidate an account if the portfolio is unable to verify provided information, or for other reasons; if the portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and may incur tax liability.

o Market timing -- the frequent trading of portfolio shares designed to take advantage of short-term market movements -- can harm the portfolio and its shareholders. The portfolio and their agents may reject or limit purchase orders when there appears to be a pattern of market timing or other frequent purchases and sales. Because the portfolio's shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, the portfolio generally has little or no access to the records of individual contract holders. The portfolio is dependent on the ability of these separate accounts to limit market timing and excessive trading of portfolio shares. The portfolio is working with separate accounts to assess and improve controls against inappropriate trading. There can be no assurance that market timing in the portfolio's shares will not occur.

o A contract owner's purchase order may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the portfolio's shareholders.

o Currently, the Board of Trustees of Scudder Variable Series I does not foresee any disadvantages to contract owners arising from the fact that the interests of contract owners may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How to receive account information

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.

How to buy and sell shares

Each insurance company has different provisions about how and when their contract owners may buy and sell portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to the portfolio. Contract owners should contact their insurance company to effect transactions in the portfolio.


How the Portfolio Calculates Share Price

To calculate net asset value per share or NAV, the portfolio uses the following equation:

                    TOTAL ASSETS - TOTAL LIABILITIES
                -----------------------------------------  = NAV
                   TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for the portfolio is also the NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the portfolio's Board that are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security sale.

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when the portfolio doesn't price their shares.


Distributions

The portfolio intends to declare and distribute dividends from their net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolio unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the portfolio for federal income tax purposes.


Taxes

The portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If the portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.


Marketing and Distribution Fees

Scudder Distributors, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, the portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of the portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or another affiliated company rather than to the participating insurance company itself.

The plan provides that Scudder Variable Series I, on behalf of the portfolio, will pay Scudder Distributors, Inc., as distributor, a fee of up to 0.25% of the average daily net assets of the portfolio attributable to the portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolio attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period.

Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

                                   This page
                                 intentionally
                                  left blank.

--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from the portfolio's management team about recent market conditions and the portfolio's performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call (800) 778-1482, or contact Scudder Investments at the address listed below. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
(800) 778-1482                               (202) 942-8090
                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder Variable Series I


o   Growth and Income Portfolio



Prospectus

May 1, 2004

Class B Shares









This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.








The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents



How the Portfolio Works            Your Investment in the Portfolio

  3  Growth and Income Portfolio    8   Buying and Selling Shares

  7  Other Policies and Risks      10   How the Portfolio Calculates Share Price

  7  The Investment Advisor        10   Distributions

                                   10   Taxes

                                   11   Marketing and Distribution Fees


How the Portfolio Works

The portfolio is designed to serve as an investment option for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolio is made in conjunction with one of these contracts or policies.

Remember that the portfolio is not a bank deposit. It's not insured or guaranteed by the FDIC or any other government agency. Its share price will go up and down, and you could lose money by investing in it.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large US companies.

In choosing stocks for the portfolio, the portfolio managers consider yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of US companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented.

The managers normally will, but are not obligated to, sell a stock if its yield or growth prospects are believed to be below the benchmark average. The managers will also sell a stock when the managers believe its fundamental factors have changed, to manage overall risk of the portfolio, when other investments offer better opportunities or in the course of adjusting its emphasis on or within a given industry.

The portfolio may lend its investment securities up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.

Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, a fund will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.

The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock portfolios, an important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get attractive prices for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the fund has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

IPO Risk. Securities purchased in initial public offerings (IPOs) may be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic factors. Additionally, investments in IPOs may magnify the portfolio's performance if it has a small asset base. The portfolio is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that the portfolio will be able to obtain proportionately larger IPO allocations.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements and the risk that the derivatives transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates their price, you may not receive the full market value for your portfolio shares when you sell.

Another factor that could affect performance is:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters

This portfolio may make sense for investors interested in an equity fund to provide long-term growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the annual returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is May 1, 1997. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

               31.41      21.86       30.15       6.95       5.48       -2.33      -11.56     -23.40      26.55
-------------------------------------------------------------------------------------------------------------------
                1995       1996       1997        1998       1999       2000        2001       2002       2003
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 15.79%, Q2 1997                   Worst Quarter: -16.88%, Q3 2002

2004 Total Return as of March 31: 1.30%

Average Annual Total Returns (%) as of 12/31/2003

                                                1 Year                      5 Years                 Since Inception*
---------------------------------------------------------------------------------------------------------------------------
Portfolio -- Class B                            26.55                        -2.45                        7.77

Index                                           28.68                        -0.57                       11.77
---------------------------------------------------------------------------------------------------------------------------

Index: Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*   Portfolio inception: May 2, 1994. Index comparison begins April 30, 1994.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                                                                      Class B
---------------------------------------------------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
---------------------------------------------------------------------------------------------------------------------------
Management Fee                                                                                                  0.48%
---------------------------------------------------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                                                                0.25
---------------------------------------------------------------------------------------------------------------------------
Other Expenses*                                                                                                 0.18
---------------------------------------------------------------------------------------------------------------------------
Total Annual Operating Expenses                                                                                 0.91
---------------------------------------------------------------------------------------------------------------------------

* Restated to reflect estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                                                            1 Year        3 Years        5 Years        10 Years
---------------------------------------------------------------------------------------------------------------------------
Class B shares                                                       $93           $290           $504         $1,120
---------------------------------------------------------------------------------------------------------------------------

The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Gregory Adams                               Andrew Brudenell
CFA, Managing Director of Deutsche Asset    CFA, Vice President of Deutsche Asset
Management and Lead Portfolio Manager of    Management and Portfolio Manager of the
the portfolio.                              portfolio.
  o Joined Deutsche Asset Management in       o Joined Deutsche Asset Management in
    1999 and the portfolio in 1999.             1997 and the portfolio in 2003.
  o Over 16 years of investment industry      o Portfolio Manager for US Large Cap
    experience.                                 Core Equity: New York.
  o Previously managed Chase Vista Growth     o MS, London School of Economics.
    & Income Fund, Chase Vista Large Cap
    Equity Fund, Chase Vista Balanced
    Fund and other equity portfolios for
    Chase Asset Management.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Growth and Income Portfolio -- Class B

---------------------------------------------------------------------------------------------------------------------------
 Years Ended December 31,                                                  2003      2002     2001      2000     1999
---------------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $ 6.75    $ 8.87   $10.35    $10.93   $11.24
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:                                     .05       .05      .06       .09      .19
  Net investment income^a
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions         1.73    (2.12)   (1.23)     (.33)      .46
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                           1.78    (2.07)   (1.17)     (.24)      .65
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:                                                    (.06)     (.05)    (.09)     (.13)    (.12)
  Net investment income
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investment transactions                                --        --    (.22)     (.21)    (.84)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (.06)     (.05)    (.31)     (.34)    (.96)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $ 8.47    $ 6.75   $ 8.87    $10.35   $10.93
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            26.55    (23.40)  (11.56)   (2.33)     5.48
---------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                         18         7       10        13       14
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                               .85       .82     .82^b       .81      .80
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                .85       .82     .81^b       .81      .80
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .65       .67      .69       .81     1.76
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    37        66       67        65       65
---------------------------------------------------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .81% and .81% for Class B.

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there is another issue to know about:

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.

For more information

This prospectus doesn't tell you about every policy or risk of investing in the portfolio. If you want more information on the portfolio's allowable securities and investment practices and its characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that the portfolio will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolio's investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the portfolio. Below is the actual rate paid by the portfolio during the most recent fiscal year, as a percentage of the portfolio's average daily net assets.

Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
Growth and Income Portfolio                                  0.475%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Your Investment in the Portfolio

The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.

Policies about transactions

The portfolio offers two classes of shares. The information in this prospectus applies to Class B shares of the portfolio. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolio just described) are the participating insurance companies (the "insurance companies") that offer the portfolio as a choice for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies effectively pass through the ownership of portfolio shares to their contract owners and some may pass through voting rights as well. The portfolio does not sell shares directly to the public. The portfolio sells shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to the portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike the portfolio, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objective, policies and strategies of the portfolio, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the portfolio and have different expense ratios than the portfolio. As a result, the performance of the portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of contract owners in the portfolio.

The portfolio has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. What this means to you: When an insurance company opens an account, the portfolio will ask for its name, address and other information that will allow the portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, the portfolio might request additional information (for instance, the portfolio would ask for documents such as the insurance company's articles of incorporation) to help the portfolio verify the insurance company's identity.

The portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.

The advisor, Scudder Distributors, Inc. and/or their affiliates may pay additional compensation from their own assets to other persons for selling, distributing and/or servicing portfolio shares. This compensation may be significant. You should talk to your insurance company to determine if this compensation influenced the advisor's recommendation of the portfolio.

Buying and Selling Shares

The portfolio is open for business each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The portfolio continuously sells shares to each insurance company, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed with the insurance company. The insurance company offers contract owners units in its separate accounts which directly correspond to shares in the portfolio. Each insurance company submits purchase and redemption orders to the portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.

Important information about buying and selling shares

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day the portfolio is open for business.

o Unless otherwise instructed, the portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o  The portfolio does not issue share certificates.

o The portfolio reserves the right to reject purchases of shares for any reason.

o The portfolio reserves the right to withdraw or suspend the offering of shares at any time.

o The portfolio reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the portfolio from disposing of its portfolio securities or pricing its shares.

o The portfolio may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of the portfolio, they are deemed to be in the portfolio's best interest or when the portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The portfolio may close and liquidate an account if the portfolio is unable to verify provided information, or for other reasons; if the portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and may incur tax liability.

o Market timing -- the frequent trading of portfolio shares designed to take advantage of short-term market movements -- can harm the portfolio and its shareholders. The portfolio and their agents may reject or limit purchase orders when there appears to be a pattern of market timing or other frequent purchases and sales. Because the portfolio's shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, the portfolio generally has little or no access to the records of individual contract holders. The portfolio is dependent on the ability of these separate accounts to limit market timing and excessive trading of portfolio shares. The portfolio is working with separate accounts to assess and improve controls against inappropriate trading. There can be no assurance that market timing in the portfolio's shares will not occur.

o A contract owner's purchase order may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the portfolio's shareholders.

o Currently, the Board of Trustees of Scudder Variable Series I does not foresee any disadvantages to contract owners arising from the fact that the interests of contract owners may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How to receive account information

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.

How to buy and sell shares

Each insurance company has different provisions about how and when their contract owners may buy and sell portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to the portfolio. Contract owners should contact their insurance company to effect transactions in the portfolio.

How the Portfolio Calculates Share Price

To calculate net asset value per share or NAV, the portfolio uses the following equation:

        TOTAL ASSETS - TOTAL LIABILITIES
       ----------------------------------     = NAV
       TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for the portfolio is also the NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the portfolio's Board that are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security sale.

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when the portfolio doesn't price their shares.

Distributions

The portfolio intends to declare and distribute dividends from their net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolio unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the portfolio for federal income tax purposes.

Taxes

The portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If the portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

Marketing and Distribution Fees

Scudder Distributors, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, the portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of the portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or another affiliated company rather than to the participating insurance company itself.

The plan provides that Scudder Variable Series I, on behalf of the portfolio, will pay Scudder Distributors, Inc., as distributor, a fee of up to 0.25% of the average daily net assets of the portfolio attributable to the portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolio attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period.

Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

--------------------------------------------------------------------------------

To Get More Information


Shareholder reports -- These include commentary from the portfolio's management team about recent market conditions and the portfolio's performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call (800) 778-1482, or contact Scudder Investments at the address listed below. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
(800) 778-1482                               (202) 942-8090

                                             www.sec.gov




                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder Variable Series I

o    21st Century Growth Portfolio



Prospectus

May 1, 2004



Class B Shares








This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.








The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------
Table of Contents


How the Portfolio Works             Your Investment in the Portfolio

 3  21st Century Growth Portfolio    9  Buying and Selling Shares

 8  Other Policies and Risks        11  How the Portfolio Calculates Share Price

 8  The Investment Advisor          11  Distributions

                                    11  Taxes

                                    12  Marketing and Distribution Fees


How the Portfolio Works

The portfolio is designed to serve as an investment option for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolio is made in conjunction with one of these contracts or policies.

Remember that the portfolio is not a bank deposit. It's not insured or guaranteed by the FDIC or any other government agency. Its share price will go up and down, and you could lose money by investing in it.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

21st Century Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital by investing primarily in equity securities issued by emerging growth companies. The portfolio typically invests at least 80% of total assets in common stocks of companies that are similar in size to those in the Russell 2000 Growth Index (as of December 31, 2003, the Russell 2000 Growth Index had a median market capitalization of $461 million). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.

Using extensive fundamental and field research, the managers look for companies that have low debt, exceptional management teams that hold a significant stake in the company, strong current or potential competitive positioning and potential annual earnings growth of at least 15%, among other factors. The managers often find these companies in rapidly changing sectors of the economy, such as telecommunications, biotechnology and high tech.

The managers generally look for companies that they believe have potential for sustainable above-average earnings growth and whose market value appears reasonable in light of their business prospects.

The managers may favor different types of securities from different industries and companies at different times.

The managers will normally sell a stock when they believe its price is unlikely to go much higher, its fundamental factors have changed, other investments offer better opportunities, or in the course of adjusting its emphasis on a given industry.

Also, as companies in the portfolio exceed the market value of those in the Russell 2000 Growth Index, the portfolio may continue to hold their stock, but generally will not add to these holdings.

The portfolio may lend its investment securities up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.


Other Investments

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the portfolio may use futures and options, including sales of covered put and call options. The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, a fund will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.


The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock portfolios, an important factor with this portfolio is how stock markets perform -- in this case, growth stocks. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get attractive prices for them.

Growth Investing Risk. Since growth companies usually reinvest a large portion of earnings in their own businesses, growth stocks may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors tend to buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Small Company Risk. Small company stocks tend to experience steeper price fluctuations than the stocks of larger companies. A shortage of reliable information can also pose added risk. Industry-wide reversals may have a greater impact on small companies, since they lack a large company's financial resources. Small company stocks are typically less liquid than large company stocks: when things are going poorly, it is harder to find a buyer for a small company's shares.

IPO Risk. Securities purchased in initial public offerings (IPOs) may be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic factors. Additionally, investments in IPOs may magnify the portfolio's performance if it has a small asset base. The portfolio is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that the portfolio will be able to obtain proportionately larger IPO allocations.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements and the risk that the derivatives transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates their price, you may not receive the full market value for your portfolio shares when you sell.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

This portfolio may make sense for long-term investors who can accept the risks of small-company investing and who are interested in a portfolio that seeks out tomorrow's leaders.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

                                     -22.79      -23.51     -41.14      30.39
--------------------------------------------------------------------------------
                                      2000        2001       2002       2003
--------------------------------------------------------------------------------


For the periods included in the bar chart:

Best Quarter: 21.16%, Q2 2003                   Worst Quarter: -27.54%, Q3 2001

2004 Total Return as of March 31: 5.08%


Average Annual Total Returns (%) as of 12/31/2003

                                  1 Year                   Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class B              30.39                        -4.75

Index                             48.54                        -0.53
--------------------------------------------------------------------------------

Index: Russell 2000 Growth Index is an unmanaged capitalization-weighted measure of 2000 of the smallest capitalized US companies with a higher price-to-book ratio and higher forecasted growth values.

*    Inception: May 3, 1999. Index comparison begins April 30, 1999.

Total returns from inception through 2001 would have been lower if operating expenses hadn't been reduced.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                         Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                     0.88%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------
Other Expenses*                                                    0.46
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                  1.59
--------------------------------------------------------------------------------

* Restated to reflect estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

** Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of Scudder 21st Century Growth Portfolio to 1.75%.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual portfolios. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.


Example                   1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares             $162           $502           $866           $1,889
--------------------------------------------------------------------------------


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Audrey M.T. Jones                         Samuel A. Dedio                          Doris R. Klug
CFA, Managing Director of Deutsche        Managing Director of Deutsche Asset      CFA, Director of Deutsche Asset
Asset Management and Lead Portfolio       Management and Portfolio Manager of      Management and Portfolio Manager of
Manager of the portfolio.                 the portfolio.                           the portfolio.
 o Joined Deutsche Asset Management        o Joined Deutsche Asset Management       o Joined Deutsche Asset Management
   in 1986 and the portfolio in 2002.        in 1999 after eight years of             in 2000 and the portfolio in 2002.
 o Portfolio manager with a primary          experience as analyst at Ernst &       o Portfolio manager with a primary
   focus on the credit sensitive,            Young, LLP, Evergreen Asset              focus on the consumer and capital
   communications services, energy,          Management and Standard & Poor's         goods sectors.
   process industries and                    Corp.                                  o Vice President of Mutual of
   transportation sectors.                 o Portfolio manager for US small-          America from 1993-2000.
 o Over 30 years of investment               and mid-cap equity and senior          o Over 22 years of financial
   industry experience.                      small cap analyst for technology.        industry experience.
 o BBA, Pace University Lubin School       o MS, American University, Kogod         o MBA, Stern School of Business,
   of Business.                              School of Business.                      New York University.
                                           o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

21st Century Growth Portfolio -- Class B

----------------------------------------------------------------------------------
 Years Ended December 31,           2003     2002      2001     2000     1999^a
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of     $ 3.62   $ 6.15    $ 8.04   $10.51    $6.00^b
period
----------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^c    (.06)    (.05)     (.06)    (.13)    (.06)
----------------------------------------------------------------------------------
  Net realized and unrealized       1.16    (2.48)    (1.83)   (2.22)    4.57
  gain (loss) on investment
  transactions
----------------------------------------------------------------------------------
  Total from investment operations  1.10    (2.53)    (1.89)   (2.35)    4.51
----------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on
  investment transactions             --       --        --     (.12)      --
----------------------------------------------------------------------------------
Net asset value, end of period    $ 4.72   $ 3.62    $ 6.15   $ 8.04   $10.51
----------------------------------------------------------------------------------
Total Return (%)                   30.39   (41.14)   (23.51)^d(22.79)^d 75.17^d**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period              6      .16        --***    --***    --***
($ millions)
----------------------------------------------------------------------------------
Ratio of expenses before expense    1.59     1.36      1.42^e   1.60     3.15*
reductions (%)
----------------------------------------------------------------------------------
Ratio of expenses after expense     1.59     1.36      1.40^e   1.54     1.75*
reductions (%)
----------------------------------------------------------------------------------
Ratio of net investment income     (1.31)   (1.13)     (.89)   (1.31)   (1.20)*
(loss) (%)
----------------------------------------------------------------------------------
Portfolio turnover rate (%)          113       72       103      109        61
----------------------------------------------------------------------------------

^a    For the period May 3, 1999 (commencement of operations) to December 31,
      1999.

^b    Original capital.

^c    Based on average shares outstanding during the period.

^d    Total return would have been lower had certain expenses not been reduced.

^e The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.41% and 1.40% for Class B.

*     Annualized

**    Not annualized

***   Net assets less than one million

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there is another issue to know about:

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.


For more information

This prospectus doesn't tell you about every policy or risk of investing in the portfolio. If you want more information on the portfolio's allowable securities and investment practices and its characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that the portfolio will achieve its objective.

The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolio's investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the portfolio. Below is the actual rate paid by the portfolio during the most recent fiscal year, as a percentage of the portfolio's average daily net assets.

Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
21st Century Growth Portfolio                                0.875%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Your Investment in the Portfolio

The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.

Policies about transactions

The portfolio offers two classes of shares. The information in this prospectus applies to Class B shares of the portfolio. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolio just described) are the participating insurance companies (the "insurance companies") that offer the portfolio as a choice for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies effectively pass through the ownership of portfolio shares to their contract owners and some may pass through voting rights as well. The portfolio does not sell shares directly to the public. The portfolio sells shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to the portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike the portfolio, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objective, policies and strategies of the portfolio, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the portfolio and have different expense ratios than the portfolio. As a result, the performance of the portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of contract owners in the portfolio.

The portfolio has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. What this means to you: When an insurance company opens an account, the portfolio will ask for its name, address and other information that will allow the portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, the portfolio might request additional information (for instance, the portfolio would ask for documents such as the insurance company's articles of incorporation) to help the portfolio verify the insurance company's identity.

The portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.

The advisor, Scudder Distributors, Inc. and/or their affiliates may pay additional compensation from their own assets to other persons for selling, distributing and/or servicing portfolio shares. This compensation may be significant. You should talk to your insurance company to determine if this compensation influenced the advisor's recommendation of the portfolio.

Buying and Selling Shares

The portfolio is open for business each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The portfolio continuously sells shares to each insurance company, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed with the insurance company. The insurance company offers contract owners units in its separate accounts which directly correspond to shares in the portfolio. Each insurance company submits purchase and redemption orders to the portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.


Important information about buying and selling shares

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day the portfolio is open for business.

o Unless otherwise instructed, the portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o  The portfolio does not issue share certificates.

o The portfolio reserves the right to reject purchases of shares for any reason.

o The portfolio reserves the right to withdraw or suspend the offering of shares at any time.

o The portfolio reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the portfolio from disposing of its portfolio securities or pricing its shares.

o The portfolio may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of the portfolio, they are deemed to be in the portfolio's best interest or when the portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The portfolio may close and liquidate an account if the portfolio is unable to verify provided information, or for other reasons; if the portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and may incur tax liability.

o Market timing -- the frequent trading of portfolio shares designed to take advantage of short-term market movements -- can harm the portfolio and its shareholders. The portfolio and their agents may reject or limit purchase orders when there appears to be a pattern of market timing or other frequent purchases and sales. Because the portfolio's shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, the portfolio generally has little or no access to the records of individual contract holders. The portfolio is dependent on the ability of these separate accounts to limit market timing and excessive trading of portfolio shares. The portfolio is working with separate accounts to assess and improve controls against inappropriate trading. There can be no assurance that market timing in the portfolio's shares will not occur.

o A contract owner's purchase order may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the portfolio's shareholders.

o Currently, the Board of Trustees of Scudder Variable Series I does not foresee any disadvantages to contract owners arising from the fact that the interests of contract owners may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How to receive account information

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.

How to buy and sell shares

Each insurance company has different provisions about how and when their contract owners may buy and sell portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to the portfolio. Contract owners should contact their insurance company to effect transactions in the portfolio.


How the Portfolio Calculates Share Price

To calculate net asset value per share or NAV, the portfolio uses the following equation:

                     TOTAL ASSETS - TOTAL LIABILITIES
                ------------------------------------------    = NAV
                    TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for the portfolio is also the NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the portfolio's Board that are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security sale.

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when the portfolio doesn't price their shares.


Distributions

The portfolio intends to declare and distribute dividends from their net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolio unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the portfolio for federal income tax purposes.


Taxes

The portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If the portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.


Marketing and Distribution Fees

Scudder Distributors, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, the portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of the portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or another affiliated company rather than to the participating insurance company itself.

The plan provides that Scudder Variable Series I, on behalf of the portfolio, will pay Scudder Distributors, Inc., as distributor, a fee of up to 0.25% of the average daily net assets of the portfolio attributable to the portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolio attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period.

Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

                                   This page
                                 intentionally
                                  left blank.

--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from the portfolio's management team about recent market conditions and the portfolio's performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call (800) 778-1482, or contact Scudder Investments at the address listed below. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC
222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
(800) 778-1482                               (202) 942-8090
                                             www.sec.gov



                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder Variable Series I

o    Health Sciences Portfolio




Prospectus

May 1, 2004



Class B Shares








This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.








The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents



How the Portfolio Works            Your Investment in the Portfolio

  3  Health Sciences Portfolio       9  Buying and Selling Shares

  8  Other Policies and Risks       11  How the Portfolio Calculates Share Price

  8  The Investment Advisor         11 Distributions

                                    11  Taxes

                                    12  Marketing and Distribution Fees


How the Portfolio Works

The portfolio is designed to serve as an investment option for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolio is made in conjunction with one of these contracts or policies.

Remember that the portfolio is not a bank deposit. It's not insured or guaranteed by the FDIC or any other government agency. Its share price will go up and down, and you could lose money by investing in it.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Health Sciences Portfolio

The Portfolio's Main Investment Strategy

Under normal circumstances, the portfolio seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector. For purposes of the portfolio's 80% investment policy, to be considered part of the health care sector, companies must commit at least half of their assets to, or derive at least half of their revenues or net income from, that sector. The industries in the health care sector include pharmaceuticals, biotechnology, medical products and supplies, and health care services. The companies may be of any size. The portfolio will invest primarily in securities of US companies, but may invest in foreign companies as well.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, new tests or treatments, the ability to take advantage of demographic trends, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Growth orientation. The managers generally look for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Top-down analysis. The managers consider the economic outlooks for various industries within the health care sector while looking for those that may benefit from changes in the overall business environment.

The managers may favor different types of securities from different industries and companies within the health care sector at different times.

The managers will normally sell a stock when they believe its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting its emphasis on a given health care industry.

The portfolio may lend its investment securities up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval. However, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy.


Other Investments

While the fund invests mainly in common stocks, it may also invest up to 20% of total assets in US Treasury and agency debt securities.

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the portfolio may use futures and options, including sales of covered put and call options. The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, a fund will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.


The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, an important factor with this portfolio is how stock markets perform -- in this case, health care stocks. When prices of these stocks fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get attractive prices for them.

Growth Investing Risk. Since growth companies usually reinvest a large portion of earnings in their own businesses, growth stocks may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors tend to buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Concentration Risk. The fact that the portfolio concentrates its investments in the industries of the health care sector increases stock market risk, because factors affecting that sector could affect portfolio performance. For example, health care companies could be hurt by such factors as rapid product obsolescence and the unpredictability of winning government approvals.

Non-Diversification Risk. The portfolio is classified as "non-diversified." This means that it may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the portfolio invested in a large number of issuers.

IPO Risk. Securities purchased in initial public offerings (IPOs) may be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic factors. Additionally, investments in IPOs may magnify the portfolio's performance if it has a small asset base. The portfolio is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that the portfolio will be able to obtain proportionately larger IPO allocations.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements and the risk that the derivatives transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates their price, you may not receive the full market value for your portfolio shares when you sell.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of the industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

This portfolio may make sense for investors who are comfortable with higher risks of a portfolio that focuses on an often volatile sector and are interested in gaining exposure to the health care sector.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index and one other relevant index (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indexes varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is July 1, 2002. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

                                                           -23.21      33.21
--------------------------------------------------------------------------------
                                                            2002       2003
--------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 14.98%, Q2 2003                   Worst Quarter: -15.67%, Q2 2002

2004 Total Return as of March 31: 4.12%


Average Annual Total Returns (%) as of 12/31/2003

                                          1 Year                Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class B                      33.21                      3.20

Index 1                                   28.68                     -2.69

Index 2                                   23.22                     -0.13
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Goldman Sachs Healthcare Index is a market capitalization-weighted index of 114 stocks designed to measure the performance of companies in the health care sector.

*    Portfolio inception: May 1, 2001. Index comparisons begin April 30, 2001.

In the bar chart and table, total returns for 2001 would have been lower if operating expenses hadn't been reduced.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                         Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                     0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------
Other Expenses*                                                    0.26
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                  1.26
--------------------------------------------------------------------------------

* Restated to reflect estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

** Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of Scudder Health Sciences Portfolio to 1.35%.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                    1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares             $128           $400           $692           $1,523
--------------------------------------------------------------------------------


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:


James Fenger                              Leefin Lai                              Thomas Bucher
Managing Director of Deutsche Asset       CFA, CPA, Managing Director of          CFA, Director of Deutsche Asset
Management and Co-Manager of the          Deutsche Asset Management and           Management and Consultant to the
portfolio.                                Co-Manager of the portfolio.            portfolio.
 o Joined Deutsche Asset Management        o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
   in 1983 and the portfolio in 2001.        in 2001 and the portfolio in            in 1995, previously serving as
 o Over 20 years of investment               2001, previously serving as an          analyst for European Chemical,
   industry experience.                      analyst for Salomon Smith Barney        Oil, Steel and Engineering
 o MBA, University of Wisconsin.             and Paine Webber and as Vice            sectors and analyst/portfolio
                                             President/analyst for Citigroup         manager for Eastern European
                                             Global Asset Management and             equity, after 1 year of
                                             Scudder Kemper Investments.             experience as a trainee for
                                           o Over 12 years of investment             Deutsche Bank.
                                             industry experience.                  o Head of global equity research
                                           o MBA, University of Illinois.            team for health care sector and
                                                                                     portfolio manager for European
                                                                                     Equity: Frankfurt.
                                                                                   o MA, University of Tuegingen, Germany.
                                                                                   o Joined the portfolio in 2002.


Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Health Sciences Portfolio -- Class B

--------------------------------------------------------------------------------
                                                             2003       2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 8.19     $ 8.09
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                             (.07)      (.04)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment      2.79        .14
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                           2.72        .10
--------------------------------------------------------------------------------
Net asset value, end of period                             $10.91     $ 8.19
--------------------------------------------------------------------------------
Total Return (%)                                            33.21       1.24**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                         11         .3
--------------------------------------------------------------------------------
Ratio of expenses (%)                                        1.26       1.16*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                    (.63)      (.92)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                    64         53
--------------------------------------------------------------------------------

^a For the period July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.

^b    Based on average shares outstanding during the period.

*     Annualized

**    Not annualized

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there is another issue to know about:

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.


For more information

This prospectus doesn't tell you about every policy or risk of investing in the portfolio. If you want more information on the portfolio's allowable securities and investment practices and its characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that the portfolio will achieve its objective.


The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolio's investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the portfolio. Below is the actual rate paid by the portfolio during the most recent fiscal year, as a percentage of the portfolio's average daily net assets.

Portfolio Name                               Fee Paid
--------------------------------------------------------------------------------
Health Sciences Portfolio                    0.750%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Your Investment in the Portfolio

The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.

Policies about transactions

The portfolio offers two classes of shares. The information in this prospectus applies to Class B shares of the portfolio. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolio just described) are the participating insurance companies (the "insurance companies") that offer the portfolio as a choice for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies effectively pass through the ownership of portfolio shares to their contract owners and some may pass through voting rights as well. The portfolio does not sell shares directly to the public. The portfolio sells shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to the portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike the portfolio, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objective, policies and strategies of the portfolio, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the portfolio and have different expense ratios than the portfolio. As a result, the performance of the portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of contract owners in the portfolio.

The portfolio has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. What this means to you: When an insurance company opens an account, the portfolio will ask for its name, address and other information that will allow the portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, the portfolio might request additional information (for instance, the portfolio would ask for documents such as the insurance company's articles of incorporation) to help the portfolio verify the insurance company's identity.

The portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.

The advisor, Scudder Distributors, Inc. and/or their affiliates may pay additional compensation from their own assets to other persons for selling, distributing and/or servicing portfolio shares. This compensation may be significant. You should talk to your insurance company to determine if this compensation influenced the advisor's recommendation of the portfolio.

Buying and Selling Shares

The portfolio is open for business each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The portfolio continuously sells shares to each insurance company, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed with the insurance company. The insurance company offers contract owners units in its separate accounts which directly correspond to shares in the portfolio. Each insurance company submits purchase and redemption orders to the portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.

Important information about buying and selling shares

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day the portfolio is open for business.

o Unless otherwise instructed, the portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o  The portfolio does not issue share certificates.

o The portfolio reserves the right to reject purchases of shares for any reason.

o The portfolio reserves the right to withdraw or suspend the offering of shares at any time.

o The portfolio reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the portfolio from disposing of its portfolio securities or pricing its shares.

o The portfolio may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of the portfolio, they are deemed to be in the portfolio's best interest or when the portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The portfolio may close and liquidate an account if the portfolio is unable to verify provided information, or for other reasons; if the portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and may incur tax liability.

o Market timing -- the frequent trading of portfolio shares designed to take advantage of short-term market movements -- can harm the portfolio and its shareholders. The portfolio and their agents may reject or limit purchase orders when there appears to be a pattern of market timing or other frequent purchases and sales. Because the portfolio's shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, the portfolio generally has little or no access to the records of individual contract holders. The portfolio is dependent on the ability of these separate accounts to limit market timing and excessive trading of portfolio shares. The portfolio is working with separate accounts to assess and improve controls against inappropriate trading. There can be no assurance that market timing in the portfolio's shares will not occur.

o A contract owner's purchase order may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the portfolio's shareholders.

o Currently, the Board of Trustees of Scudder Variable Series I does not foresee any disadvantages to contract owners arising from the fact that the interests of contract owners may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.


How to receive account information

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.

How to buy and sell shares

Each insurance company has different provisions about how and when their contract owners may buy and sell portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to the portfolio. Contract owners should contact their insurance company to effect transactions in the portfolio.


How the Portfolio Calculates Share Price

To calculate net asset value per share or NAV, the portfolio uses the following equation:

                   TOTAL ASSETS - TOTAL LIABILITIES
                --------------------------------------  = NAV
                  TOTAL NUMBER OF SHARES OUTSTANDING


The price at which you sell shares for the portfolio is also the NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the portfolio's Board that are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security sale.

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when the portfolio doesn't price their shares.


Distributions

The portfolio intends to declare and distribute dividends from their net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolio unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the portfolio for federal income tax purposes.


Taxes

The portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If the portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.


Marketing and Distribution Fees

Scudder Distributors, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, the portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of the portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or another affiliated company rather than to the participating insurance company itself.

The plan provides that Scudder Variable Series I, on behalf of the portfolio, will pay Scudder Distributors, Inc., as distributor, a fee of up to 0.25% of the average daily net assets of the portfolio attributable to the portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolio attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period.

Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

                                   This page
                                 intentionally
                                  left blank.

--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from the portfolio's management team about recent market conditions and the portfolio's performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call (800) 778-1482, or contact Scudder Investments at the address listed below. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
(800) 778-1482                               (202) 942-8090
                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder Variable Series I

o    International Portfolio





Prospectus

May 1, 2004



Class B Shares








This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.








The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents


How the Portfolio Works          Your Investment in the Portfolio

  3  International Portfolio       9  Buying and Selling Shares

  8  Other Policies and Risks     11  How the Portfolio Calculates Share Price

  8  The Investment Advisor       11  Distributions

                                  11  Taxes

                                  12  Marketing and Distribution Fees


How the Portfolio Works

The portfolio is designed to serve as an investment option for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolio is made in conjunction with one of these contracts or policies.

Remember that the portfolio is not a bank deposit. It's not insured or guaranteed by the FDIC or any other government agency. Its share price will go up and down, and you could lose money by investing in it.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments (equities issued by foreign-based companies and listed on foreign exchanges). Although the fund can invest in companies of any size and from any country (other than the United States), it invests mainly in common stocks of established companies in countries with developed economies.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries, while looking for those that may benefit from changes in the overall business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go higher, its fundamentals have deteriorated or other investments offer better opportunities.

The portfolio may lend its investment securities up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.


Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

For temporary defensive purposes, the portfolio may invest up to 100% of its assets in Canadian and US government obligations or currencies, securities of companies incorporated in and having their principal place of business in Canada or the US or in relatively stable investments, such as money market securities. In such a case, the portfolio would not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.


The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock portfolios, an important factor with this portfolio is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get attractive prices for them.

Foreign Investment Risk. Foreign markets often exhibit more volatility than those in the US. Investing in foreign securities involves greater risk than investing in US securities for various reasons, including:

o Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits.

o Information Risk. Financial reporting standards for companies based in foreign markets are often less stringent than those applicable to US companies and may present an incomplete or misleading picture of a foreign company.

o Liquidity Risk. Securities that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active securities. This liquidity risk is a factor of the trading volume of a particular security, as well as the size and liquidity of the entire local market. On the whole, foreign markets are smaller and less liquid than the US market. This can make buying and selling certain securities more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell a security in an orderly fashion at a price that approaches the managers' estimate of its value.

o Regulatory Risk. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

o Currency Risk. The portfolio invests in foreign securities denominated in foreign currencies. To the extent that the portfolio is exposed to non-dollar currencies, if these currencies decline in value relative to the dollar, it may reduce gains or increase losses.

Emerging Markets Risk. To the extent that the portfolio invests in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight.

IPO Risk. Securities purchased in initial public offerings (IPOs) may be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic factors. Additionally, investments in IPOs may magnify the portfolio's performance if it has a small asset base. The portfolio is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that the portfolio will be able to obtain proportionately larger IPO allocations.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements and the risk that the derivatives transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates their price, you may not receive the full market value for your portfolio shares when you sell.

Another factor that could affect performance is:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different securities, geographical trends or other matters

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is May 8, 1997. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

   -1.10       10.84      14.50       8.79       18.28      54.13      -21.89      -30.81     -18.62      27.52
-------------------------------------------------------------------------------------------------------------------
    1994        1995       1996       1997        1998       1999       2000        2001       2002       2003
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 29.00%, Q4 1999                   Worst Quarter: -18.82%, Q3 2002

2004 Total Return as of March 31: 4.49%



Average Annual Total Returns (%) as of 12/31/2003

             1 Year              5 Years                10 Years
--------------------------------------------------------------------------------
Class B       27.52               -2.87                  3.39

Index         39.42               0.45                   4.74
--------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) Europe, Australasia, the Far East (EAFE) & Canada Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                         Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                     0.88%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------
Other Expenses*                                                    0.23
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                    1.36
--------------------------------------------------------------------------------

* Restated to reflect estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example               1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares        $138           $432           $745           $1,635
--------------------------------------------------------------------------------


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:


Alex Tedder                               Matthias Knerr
Managing Director of Deutsche Asset       CFA, Director, Deutsche Asset
Management and Lead Portfolio Manager     Management and Portfolio Manager of
of the portfolio.                         the portfolio.
 o Joined Deutsche Asset Management        o Joined Deutsche Asset Management
   in 1994 and the portfolio in 2002.        in 1995 and the portfolio in 2004.
 o Head of International Select            o Head of the Capital Goods Global
   Equity strategy; portfolio manager        Sector Team: London.
   and analyst for Core EAFE               o Portfolio manager for EAFE
   strategy: London.                         Equities and Global Equities.
 o Previously managed European
   equities and responsible               Sangita Uberoi
   for insurance sector with 4 years      CFA, Director, Deutsche Asset
   of experience at                       Management and Portfolio Manager of
   Schroder Investment Management.        the portfolio.
 o MA, Freiburg University.                o Joined Deutsche Asset Management
                                             in 1994 and the portfolio in 2004.
Clare Gray                                 o Head of the Global Equity
CFA, Director of Deutsche Asset              Research Team for Consumer Goods,
Management and Portfolio Manager of          Retail and Leisure Sector: London.
the portfolio.                             o Portfolio manager for EAFE
 o Joined Deutsche Asset Management          Equities.
   in 1993 and the portfolio in 2002.      o Previous experience includes two
 o Portfolio manager with primary            years in equity research
   focus on European markets and             and investments at Lehman
   senior analyst covering global            Brothers & Smith Barney.
   telecommunications: London.
 o Previous experience includes three
   years of experience
   in international investments and
   corporate finance with Citicorp
   Securities.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

International Portfolio -- Class B

--------------------------------------------------------------------------------
 Years Ended December 31,           2003     2002     2001      2000     1999
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 6.50   $ 8.03   $14.19    $20.24   $14.51
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a           .07       .04      .05       .04      .08^b
--------------------------------------------------------------------------------
  Net realized and unrealized       1.71    (1.53)   (3.94)    (4.22)    7.14
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  1.78    (1.49)   (3.89)    (4.18)    7.22
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.04)    (.04)    (.02)     (.04)      --
--------------------------------------------------------------------------------
  Net realized gains on               --       --    (2.25)    (1.83)   (1.49)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions               (.04)    (.04)   (2.27)    (1.87)   (1.49)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 8.24   $ 6.50   $ 8.03    $14.19   $20.24
--------------------------------------------------------------------------------
Total Return (%)                   27.52   (18.62)  (30.81)   (21.89)   54.13
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period             24        8        3       .77      .69
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense    1.32     1.28     1.26^c    1.21     1.28
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense     1.32     1.28     1.25^c    1.21     1.28
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income      1.05      .48      .39       .23      .53
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          119      123      105        79       86
--------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.25% and 1.25% for Class B.

Other Policies and Risks

While the previous pages describe the main points of the portfolio's strategy and risks, there is another issue to know about:

o The portfolio may trade securities actively. This could raise transaction costs and, accordingly, lower performance.


For more information

This prospectus doesn't tell you about every policy or risk of investing in the portfolio. If you want more information on the portfolio's allowable securities and investment practices and its characteristics and risks, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that the portfolio will achieve its objective.


The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for the portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes the portfolio's investment decisions, buys and sells securities for the portfolio and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from the portfolio. Below is the actual rate paid by the portfolio during the most recent fiscal year, as a percentage of the portfolio's average daily net assets.

Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
International Portfolio                                      0.875%
--------------------------------------------------------------------------------


Subadvisor for International Portfolio

Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to International Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM compensates DeAMIS out of the management fee it receives from the portfolio.

Your Investment in the Portfolio

The information in this section may affect anyone who selects the portfolio as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolio. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolio assumes no responsibility for such prospectuses.


Policies about transactions

The portfolio offers two classes of shares. The information in this prospectus applies to Class B shares of the portfolio. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolio just described) are the participating insurance companies (the "insurance companies") that offer the portfolio as a choice for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies effectively pass through the ownership of portfolio shares to their contract owners and some may pass through voting rights as well. The portfolio does not sell shares directly to the public. The portfolio sells shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to the portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike the portfolio, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objective, policies and strategies of the portfolio, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than the portfolio and have different expense ratios than the portfolio. As a result, the performance of the portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from the portfolio, orderly portfolio management could be disrupted to the potential detriment of contract owners in the portfolio.

The portfolio has a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. What this means to you: When an insurance company opens an account, the portfolio will ask for its name, address and other information that will allow the portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, the portfolio might request additional information (for instance, the portfolio would ask for documents such as the insurance company's articles of incorporation) to help the portfolio verify the insurance company's identity.

The portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

The portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.

The advisor, Scudder Distributors, Inc. and/or their affiliates may pay additional compensation from their own assets to other persons for selling, distributing and/or servicing portfolio shares. This compensation may be significant. You should talk to your insurance company to determine if this compensation influenced the advisor's recommendation of the portfolio.

Buying and Selling Shares

The portfolio is open for business each day the New York Stock Exchange is open. The portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The portfolio continuously sells shares to each insurance company, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed with the insurance company. The insurance company offers contract owners units in its separate accounts which directly correspond to shares in the portfolio. Each insurance company submits purchase and redemption orders to the portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.

Important information about buying and selling shares

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day the portfolio is open for business.

o Unless otherwise instructed, the portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o  The portfolio does not issue share certificates.

o The portfolio reserves the right to reject purchases of shares for any reason.

o The portfolio reserves the right to withdraw or suspend the offering of shares at any time.

o The portfolio reserves the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents the portfolio from disposing of its portfolio securities or pricing its shares.

o The portfolio may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of the portfolio, they are deemed to be in the portfolio's best interest or when the portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The portfolio may close and liquidate an account if the portfolio is unable to verify provided information, or for other reasons; if the portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and may incur tax liability.

o Market timing -- the frequent trading of portfolio shares designed to take advantage of short-term market movements -- can harm the portfolio and its shareholders. The portfolio and their agents may reject or limit purchase orders when there appears to be a pattern of market timing or other frequent purchases and sales. Because the portfolio's shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, the portfolio generally has little or no access to the records of individual contract holders. The portfolio is dependent on the ability of these separate accounts to limit market timing and excessive trading of portfolio shares. The portfolio is working with separate accounts to assess and improve controls against inappropriate trading. There can be no assurance that market timing in the portfolio's shares will not occur.

o A contract owner's purchase order may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of the portfolio's shareholders.

o Currently, the Board of Trustees of Scudder Variable Series I does not foresee any disadvantages to contract owners arising from the fact that the interests of contract owners may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How to receive account information

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.

How to buy and sell shares

Each insurance company has different provisions about how and when their contract owners may buy and sell portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to the portfolio. Contract owners should contact their insurance company to effect transactions in the portfolio.

How the Portfolio Calculates Share Price

To calculate net asset value per share or NAV, the portfolio uses the following equation:

                    TOTAL ASSETS - TOTAL LIABILITIES
                -----------------------------------------    = NAV
                   TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for the portfolio is also the NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the portfolio's Board that are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, the portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security sale.

To the extent that the portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when the portfolio doesn't price their shares.


Distributions

The portfolio intends to declare and distribute dividends from their net investment income and capital gains, if any, annually. The portfolio may make additional distributions if necessary.

All distributions will be reinvested in shares of the portfolio unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the portfolio for federal income tax purposes.


Taxes

The portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. The portfolio intends to comply with these requirements. If the portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.


Marketing and Distribution Fees

Scudder Distributors, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, the portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of the portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or another affiliated company rather than to the participating insurance company itself.

The plan provides that Scudder Variable Series I, on behalf of the portfolio, will pay Scudder Distributors, Inc., as distributor, a fee of up to 0.25% of the average daily net assets of the portfolio attributable to the portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolio attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period.

Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

                                   This page
                                 intentionally
                                  left blank.

--------------------------------------------------------------------------------

To Get More Information

Shareholder reports -- These include commentary from the portfolio's management team about recent market conditions and the portfolio's performance. They also have detailed performance figures, a list of everything the portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about the portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about the portfolio, call (800) 778-1482, or contact Scudder Investments at the address listed below. These documents and other information about the portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about the portfolio, including the portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
(800) 778-1482                               (202) 942-8090
                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder Variable Series I


o    Growth and Income Portfolio

o    Capital Growth Portfolio

o    21st Century Growth Portfolio

o    Global Discovery Portfolio

o    International Portfolio

o    Health Sciences Portfolio




Prospectus

May 1, 2004



Class B Shares








This prospectus should be read in conjunction with the variable life insurance or variable annuity contract prospectus. These shares are available and are being marketed exclusively as a pooled funding vehicle for life insurance companies writing all types of variable life insurance policies and variable annuity contracts.








The Securities and Exchange Commission (SEC) does not approve or disapprove these shares or determine whether the information in this prospectus is truthful or complete. It is a criminal offense for anyone to inform you otherwise.

--------------------------------------------------------------------------------

Table of Contents


How the Portfolios Work                  Your Investment in the Portfolios

  3  Growth and Income Portfolio          32  Buying and Selling Shares

  7  Capital Growth Portfolio             34  How the Portfolios Calculate Share Price

 11  21st Century Growth Portfolio        34 Distributions

 16  Global Discovery Portfolio           34  Taxes

 21  International Portfolio              35  Marketing and Distribution Fees

 26  Health Sciences Portfolio

 31  Other Policies and Risks

 31  The Investment Advisor


How the Portfolios Work

These portfolios are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in the portfolios is made in conjunction with one of these contracts or policies. Each portfolio has its own goal and strategy.

Remember that these portfolios are not bank deposits. They're not insured or guaranteed by the FDIC or any other government agency. Their share prices will go up and down, and you could lose money by investing in them.

Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.

Growth and Income Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital, current income and growth of income. The portfolio invests at least 65% of total assets in equities, mainly common stocks. Although the portfolio can invest in companies of any size and from any country, it invests primarily in large US companies.

In choosing stocks for the portfolio, the portfolio managers consider yield and other valuation and growth factors, meaning that they focus the portfolio's investments on securities of US companies whose dividend and earnings prospects are believed to be attractive relative to the portfolio's benchmark index, the S&P 500. The portfolio may invest in dividend paying and non-dividend paying stocks.

The managers use bottom-up analysis, looking for companies with strong prospects for continued growth of capital and earnings.

The managers may favor different types of securities at different times, while still maintaining variety in terms of the securities, issuers and economic sectors represented.

The managers normally will, but are not obligated to, sell a stock if its yield or growth prospects are believed to be below the benchmark average. The managers will also sell a stock when the managers believe its fundamental factors have changed, to manage overall risk of the portfolio, when other investments offer better opportunities or in the course of adjusting its emphasis on or within a given industry.

The portfolio may lend its investment securities up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.


Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, a fund will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.


The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock portfolios, an important factor with this portfolio is how stock markets perform -- in this case, the large company portion of the US stock market. When prices of these stocks fall, you should expect the value of your investment to fall as well. Large company stocks at times may not perform as well as stocks of smaller or mid-sized companies. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get attractive prices for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the fund has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

IPO Risk. Securities purchased in initial public offerings (IPOs) may be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic factors. Additionally, investments in IPOs may magnify the portfolio's performance if it has a small asset base. The portfolio is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that the portfolio will be able to obtain proportionately larger IPO allocations.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements and the risk that the derivatives transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates their price, you may not receive the full market value for your portfolio shares when you sell.

Another factor that could affect performance is:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters

This portfolio may make sense for investors interested in an equity fund to provide long-term growth and some current income.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the annual returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is May 1, 1997. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

               31.41      21.86       30.15       6.95       5.48       -2.33      -11.56     -23.40      26.55
-------------------------------------------------------------------------------------------------------------------
                1995       1996       1997        1998       1999       2000        2001       2002       2003
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 15.79%, Q2 1997                   Worst Quarter: -16.88%, Q3 2002

2004 Total Return as of March 31: 1.30%

Average Annual Total Returns (%) as of 12/31/2003

                              1 Year           5 Years         Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class B          26.55             -2.45                7.77

Index                         28.68             -0.57               11.77
--------------------------------------------------------------------------------

Index: Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

*    Portfolio inception: May 2, 1994. Index comparison begins April 30, 1994.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                            Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                        0.48%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                      0.25
--------------------------------------------------------------------------------
Other Expenses*                                                       0.18
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                       0.91
--------------------------------------------------------------------------------

* Restated to reflect estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                  1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares           $93            $290           $504           $1,120
--------------------------------------------------------------------------------


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Gregory Adams                               Andrew Brudenell
CFA, Managing Director of Deutsche Asset    CFA, Vice President of Deutsche Asset
Management and Lead Portfolio Manager of    Management and Portfolio Manager of the
the portfolio.                              portfolio.
  o Joined Deutsche Asset Management in       o Joined Deutsche Asset Management in
    1999 and the portfolio in 1999.             1997 and the portfolio in 2003.
  o Over 16 years of investment industry      o Portfolio Manager for US Large Cap
    experience.                                 Core Equity: New York.
  o Previously managed Chase Vista Growth     o MS, London School of Economics.
    & Income Fund, Chase Vista Large Cap
    Equity Fund, Chase Vista Balanced
    Fund and other equity portfolios for
    Chase Asset Management.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

---------------------------------------------------------------------------------------------------------------------------
 Years Ended December 31,                                                  2003      2002     2001      2000     1999
---------------------------------------------------------------------------------------------------------------------------

Selected Per Share Data
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                       $ 6.75    $ 8.87   $10.35    $10.93   $11.24
---------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^a                                                     .05       .05      .06       .09      .19
---------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions         1.73    (2.12)   (1.23)     (.33)      .46
---------------------------------------------------------------------------------------------------------------------------
  Total from investment operations                                           1.78    (2.07)   (1.17)     (.24)      .65
---------------------------------------------------------------------------------------------------------------------------
Less distributions from:                                                    (.06)     (.05)    (.09)     (.13)    (.12)
  Net investment income
---------------------------------------------------------------------------------------------------------------------------
  Net realized gains on investment transactions                                --        --    (.22)     (.21)    (.84)
---------------------------------------------------------------------------------------------------------------------------
  Total distributions                                                       (.06)     (.05)    (.31)     (.34)    (.96)
---------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $ 8.47    $ 6.75   $ 8.87    $10.35   $10.93
---------------------------------------------------------------------------------------------------------------------------
Total Return (%)                                                            26.55    (23.40)  (11.56)   (2.33)     5.48
---------------------------------------------------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                         18         7       10        13       14
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)                               .85       .82     .82^b       .81      .80
---------------------------------------------------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)                                .85       .82     .81^b       .81      .80
---------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                     .65       .67      .69       .81     1.76
---------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                    37        66       67        65       65
---------------------------------------------------------------------------------------------------------------------------

^a   Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .81% and .81% for Class B.

Capital Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks to maximize long-term capital growth through a broad and flexible investment program. The portfolio normally invests at least 65% of total assets in common stocks of US companies. Although the portfolio can invest in companies of any size, it generally focuses on established companies that are similar in size to the companies in the Standard & Poor's 500r Composite Stock Price Index (the "S&P 500 Index") or the Russell 1000r Growth Index (as of December 31, 2003, the S&P 500 Index and the Russell 1000 Growth Index had median market capitalizations of $9.03 billion and $4.0 billion, respectively). Although the portfolio may invest in companies of any size, the portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of these Indexes.

In choosing stocks, the portfolio managers look for individual companies that have the potential to display above-average earnings growth compared to other growth companies and that have strong product lines, effective management and leadership positions or potential to become leaders within core markets. The managers also analyze each company's valuation, financial position and other factors.

The managers will normally sell a stock when they believe its potential risks have increased, its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting the portfolio's emphasis on a given industry.

The portfolio may lend its investment securities up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.


Other Investments

While most of the portfolio's investments are common stocks, some may be other types of equities, such as convertible securities and preferred stocks.

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the portfolio may use options and covered call options. The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.


The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock portfolios, an important factor with this portfolio is how stock markets perform -- in this case, the growth portion of the US stock market. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get attractive prices for them.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Growth Investing Risk. Since growth companies usually reinvest a large portion of earnings in their own businesses, growth stocks may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors tend to buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

IPO Risk. Securities purchased in initial public offerings (IPOs) may be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic factors. Additionally, investments in IPOs may magnify the portfolio's performance if it has a small asset base. The portfolio is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that the portfolio will be able to obtain proportionately larger IPO allocations.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements and the risk that the derivatives transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates their price, you may not receive the full market value for your portfolio shares when you sell.

Another factor that could affect performance is:

o the managers could be incorrect in their analysis of companies, sectors, economic trends, the relative attractiveness of different securities or other matters

This portfolio may make sense for investors seeking long-term growth.


Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the annual returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and two broad-based market indexes (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indexes varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is May 12, 1997. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

   -9.90       28.33      19.83       35.45      22.94      34.88      -10.13      -19.64     -29.37      26.51
-------------------------------------------------------------------------------------------------------------------
    1994        1995       1996       1997        1998       1999       2000        2001       2002       2003
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 25.75%, Q4 1998                   Worst Quarter: -20.09%, Q3 2001

2004 Total Return as of March 31: 1.93%

Average Annual Total Returns (%) as of 12/31/2003

                                1 Year             5 Years           10 Years
--------------------------------------------------------------------------------
Portfolio -- Class B            26.51               -2.74               7.22

Index 1                         28.68               -0.57              11.07

Index 2                         29.75               -5.11               9.21
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Russell 1000 Growth Index is an unmanaged capitalization-weighted index containing those securities in the Russell 1000 Index with higher price-to-book ratios and higher forecasted-growth values.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.


How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                        Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                     0.47%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------
Other Expenses*                                                    0.17
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                    0.89
--------------------------------------------------------------------------------

* Restated to reflect estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                     1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares               $91            $284           $493           $1,096
--------------------------------------------------------------------------------


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:


Julie M. Van Cleave                       Jack A. Zehner                           Thomas J. Schmid
CFA, Managing Director of Deutsche        Director of Deutsche Asset Management    CFA, Director of Deutsche Asset
Asset Management and Portfolio Manager    and Portfolio Manager of the             Management and Portfolio Manager of
of the portfolio.                         portfolio.                               the portfolio.
 o Joined Deutsche Asset Management        o Joined Deutsche Asset Management       o Joined Deutsche Asset Management
   and the portfolio in 2002.                and the portfolio in 2002.               and the portfolio in 2002.
 o Head of Large Cap Growth Portfolio      o Previous experience includes           o Previous experience includes
   Selection Team.                           eight years' investment industry         15 years' investment industry
 o Previous experience includes 18           experience at Mason Street               experience, most recently as
   years' investment industry                Advisors where he served most            Director -- Common Stock at Mason
   experience at Mason Street                recently as Director -- Common           Street Advisors.
   Advisors, most recently serving as        Stock.                                 o MBA, University of Chicago.
   Managing Director and team leader       o MBA, Marquette University.
   for the large cap investment team.
 o MBA, University of Wisconsin --
   Madison.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Capital Growth Portfolio -- Class B

--------------------------------------------------------------------------------
 Years Ended December 31,           2003      2002     2001      2000     1999
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $11.49    $16.29   $23.00    $29.05   $23.92
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a            .03       .02      .00^b     .01      .04
--------------------------------------------------------------------------------
  Net realized and unrealized       3.02     (4.81)   (4.21)    (2.62)    7.62
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  3.05     (4.79)   (4.21)    (2.61)    7.66
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.02)     (.01)    (.03)       --     (.04)
--------------------------------------------------------------------------------
  Net realized gains on               --        --    (2.47)    (3.44)   (2.49)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions               (.02)     (.01)   (2.50)    (3.44)   (2.53)
--------------------------------------------------------------------------------
Net asset value, end of period    $14.52    $11.49   $16.29    $23.00   $29.05
--------------------------------------------------------------------------------
Total Return (%)                   26.51    (29.37)  (19.64)   (10.13)   34.88
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period             15       .89      .71      1.16     1.28
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense     .87       .76      .77^c     .74      .74
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense      .87       .76      .75^c     .74      .74
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income       .25       .13      .02       .05      .18
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)           13        25       33        55       66
--------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b    Less than $.005 per share

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were .75% and .75% for Class B.

21st Century Growth Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital by investing primarily in equity securities issued by emerging growth companies. The portfolio typically invests at least 80% of total assets in common stocks of companies that are similar in size to those in the Russell 2000 Growth Index (as of December 31, 2003, the Russell 2000 Growth Index had a median market capitalization of $461 million). The portfolio intends to invest primarily in companies whose market capitalizations fall within the normal range of the Index.

Using extensive fundamental and field research, the managers look for companies that have low debt, exceptional management teams that hold a significant stake in the company, strong current or potential competitive positioning and potential annual earnings growth of at least 15%, among other factors. The managers often find these companies in rapidly changing sectors of the economy, such as telecommunications, biotechnology and high tech.

The managers generally look for companies that they believe have potential for sustainable above-average earnings growth and whose market value appears reasonable in light of their business prospects.

The managers may favor different types of securities from different industries and companies at different times.

The managers will normally sell a stock when they believe its price is unlikely to go much higher, its fundamental factors have changed, other investments offer better opportunities, or in the course of adjusting its emphasis on a given industry.

Also, as companies in the portfolio exceed the market value of those in the Russell 2000 Growth Index, the portfolio may continue to hold their stock, but generally will not add to these holdings.

The portfolio may lend its investment securities up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.


Other Investments

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the portfolio may use futures and options, including sales of covered put and call options. The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, a fund will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.


The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock portfolios, an important factor with this portfolio is how stock markets perform -- in this case, growth stocks. When stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get attractive prices for them.

Growth Investing Risk. Since growth companies usually reinvest a large portion of earnings in their own businesses, growth stocks may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors tend to buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Industry Risk. While the portfolio does not concentrate in any industry, to the extent that the portfolio has exposure to a given industry or sector, any factors affecting that industry or sector could affect the value of portfolio securities. For example, manufacturers of consumer goods could be hurt by a rise in unemployment, or technology companies could be hurt by such factors as market saturation, price competition and rapid obsolescence.

Small Company Risk. Small company stocks tend to experience steeper price fluctuations than the stocks of larger companies. A shortage of reliable information can also pose added risk. Industry-wide reversals may have a greater impact on small companies, since they lack a large company's financial resources. Small company stocks are typically less liquid than large company stocks: when things are going poorly, it is harder to find a buyer for a small company's shares.

IPO Risk. Securities purchased in initial public offerings (IPOs) may be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic factors. Additionally, investments in IPOs may magnify the portfolio's performance if it has a small asset base. The portfolio is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that the portfolio will be able to obtain proportionately larger IPO allocations.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements and the risk that the derivatives transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates their price, you may not receive the full market value for your portfolio shares when you sell.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

This portfolio may make sense for long-term investors who can accept the risks of small-company investing and who are interested in a portfolio that seeks out tomorrow's leaders.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how the returns for the portfolio's Class B shares have varied from year to year, which may give some idea of risk. The table shows annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

                                     -22.79      -23.51     -41.14      30.39
--------------------------------------------------------------------------------
                                      2000        2001       2002       2003
--------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 21.16%, Q2 2003                   Worst Quarter: -27.54%, Q3 2001

2004 Total Return as of March 31: 5.08%


Average Annual Total Returns (%) as of 12/31/2003

                                  1 Year                   Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class B              30.39                        -4.75

Index                             48.54                        -0.53
--------------------------------------------------------------------------------

Index: Russell 2000 Growth Index is an unmanaged capitalization-weighted measure of 2000 of the smallest capitalized US companies with a higher price-to-book ratio and higher forecasted growth values.

*    Inception: May 3, 1999. Index comparison begins April 30, 1999.

Total returns from inception through 2001 would have been lower if operating expenses hadn't been reduced.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                         Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                     0.88%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------
Other Expenses*                                                    0.46
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                  1.59
--------------------------------------------------------------------------------

* Restated to reflect estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

** Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of Scudder 21st Century Growth Portfolio to 1.75%.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual portfolios. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.


Example                   1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares             $162           $502           $866           $1,889
--------------------------------------------------------------------------------


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Audrey M.T. Jones                         Samuel A. Dedio                          Doris R. Klug
CFA, Managing Director of Deutsche        Managing Director of Deutsche Asset      CFA, Director of Deutsche Asset
Asset Management and Lead Portfolio       Management and Portfolio Manager of      Management and Portfolio Manager of
Manager of the portfolio.                 the portfolio.                           the portfolio.
 o Joined Deutsche Asset Management        o Joined Deutsche Asset Management       o Joined Deutsche Asset Management
   in 1986 and the portfolio in 2002.        in 1999 after eight years of             in 2000 and the portfolio in 2002.
 o Portfolio manager with a primary          experience as analyst at Ernst &       o Portfolio manager with a primary
   focus on the credit sensitive,            Young, LLP, Evergreen Asset              focus on the consumer and capital
   communications services, energy,          Management and Standard & Poor's         goods sectors.
   process industries and                    Corp.                                  o Vice President of Mutual of
   transportation sectors.                 o Portfolio manager for US small-          America from 1993-2000.
 o Over 30 years of investment               and mid-cap equity and senior          o Over 22 years of financial
   industry experience.                      small cap analyst for technology.        industry experience.
 o BBA, Pace University Lubin School       o MS, American University, Kogod         o MBA, Stern School of Business,
   of Business.                              School of Business.                      New York University.
                                           o Joined the portfolio in 2002.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

----------------------------------------------------------------------------------
 Years Ended December 31,           2003     2002      2001     2000     1999^a
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of     $ 3.62   $ 6.15    $ 8.04   $10.51    $6.00^b
period
----------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^c    (.06)    (.05)     (.06)    (.13)    (.06)
----------------------------------------------------------------------------------
  Net realized and unrealized       1.16    (2.48)    (1.83)   (2.22)    4.57
  gain (loss) on investment
  transactions
----------------------------------------------------------------------------------
  Total from investment operations  1.10    (2.53)    (1.89)   (2.35)    4.51
----------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on
  investment transactions             --       --        --     (.12)      --
----------------------------------------------------------------------------------
Net asset value, end of period    $ 4.72   $ 3.62    $ 6.15   $ 8.04   $10.51
----------------------------------------------------------------------------------
Total Return (%)                   30.39   (41.14)   (23.51)^d(22.79)^d 75.17^d**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period              6      .16        --***    --***    --***
($ millions)
----------------------------------------------------------------------------------
Ratio of expenses before expense    1.59     1.36      1.42^e   1.60     3.15*
reductions (%)
----------------------------------------------------------------------------------
Ratio of expenses after expense     1.59     1.36      1.40^e   1.54     1.75*
reductions (%)
----------------------------------------------------------------------------------
Ratio of net investment income     (1.31)   (1.13)     (.89)   (1.31)   (1.20)*
(loss) (%)
----------------------------------------------------------------------------------
Portfolio turnover rate (%)          113       72       103      109        61
----------------------------------------------------------------------------------

^a    For the period May 3, 1999 (commencement of operations) to December 31,
      1999.

^b    Original capital.

^c    Based on average shares outstanding during the period.

^d    Total return would have been lower had certain expenses not been reduced.

^e The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.41% and 1.40% for Class B.

*     Annualized

**    Not annualized

***   Net assets less than one million

Global Discovery Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks above-average capital appreciation over the long term. The portfolio invests at least 65% of total assets in common stocks and other equities of small companies throughout the world (companies with market values similar to the smallest 20% of the Citigroup Broad Market Index). While the portfolio may invest in securities in any country, it generally focuses on countries with developed economies (including the US). As of December 31, 2003, companies in which the portfolio invests typically have a market capitalization of between $500 million and $5 billion.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Growth orientation. The managers generally look for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Analysis of global themes. The managers consider global economic outlooks, seeking to identify industries and companies that are likely to benefit from social, political and economic changes.

The managers may focus on the securities of particluar issuers, industries, countries or regions at different times.

The managers will normally sell a stock when they believe its price is unlikely to go much higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting its exposure to a given country.

The portfolio may lend its investment securities up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.

Other Investments

The portfolio may invest up to 35% of total assets in common stocks and other equities of large companies or in debt securities (of which 5% of net assets may be junk bonds, i.e., grade BB/Ba and below).

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the portfolio may use futures and options. To the extent the portfolio invests in foreign securities, the portfolio may enter into forward currency exchange contracts and buy and sell currency options to hedge against currency exchange rate fluctuations. The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, a fund will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.


The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock portfolios, an important factor with this portfolio is how stock markets perform -- in this case US and foreign stock markets. When US and foreign stock prices fall, you should expect the value of your investment to fall as well. Compared to large company stocks, small company stocks tend to be more volatile, in part because these companies tend to be less established and the valuation of their stocks often depends on future expectations. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get attractive prices for them.

Foreign Investment Risk. Foreign markets often exhibit more volatility than those in the US. Investing in foreign securities involves greater risk than investing in US securities for various reasons, including:

o Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits.

o Information Risk. Financial reporting standards for companies based in foreign markets are often less stringent than those applicable to US companies and may present an incomplete or misleading picture of a foreign company.

o Liquidity Risk. Securities that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active securities. This liquidity risk is a factor of the trading volume of a particular security, as well as the size and liquidity of the entire local market. On the whole, foreign markets are smaller and less liquid than the US market. This can make buying and selling certain securities more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell a security in an orderly fashion at a price that approaches the managers' estimate of its value.

o Regulatory Risk. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

o Currency Risk. The portfolio invests in foreign securities denominated in foreign currencies. To the extent that the portfolio is exposed to non-dollar currencies, if these currencies decline in value relative to the dollar, it may reduce gains or increase losses.

Emerging Markets Risk. To the extent that the portfolio invests in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates their price, you may not receive the full market value for your portfolio shares when you sell.

Small Company Risk. Small company stocks tend to experience steeper price fluctuations than the stocks of larger companies. A shortage of reliable information can also pose added risk. Industry-wide reversals may have a greater impact on small companies, since they lack a large company's financial resources. Small company stocks are typically less liquid than large company stocks: when things are going poorly, it is harder to find a buyer for a small company's shares.

IPO Risk. Securities purchased in initial public offerings (IPOs) may be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic factors. Additionally, investments in IPOs may magnify the portfolio's performance if it has a small asset base. The portfolio is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that the portfolio will be able to obtain proportionately larger IPO allocations.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements and the risk that the derivatives transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates their price, you may not receive the full market value for your portfolio shares when you sell.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different securities, geographical trends or other matters

o  growth stocks may be out of favor for certain periods

This portfolio may interest long-term investors interested in diversifying a large-cap or domestic portfolio of investments.


Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is May 2, 1997. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

      12.10      16.18      65.63       -5.42      -24.96     -20.07      48.77
--------------------------------------------------------------------------------
      1997        1998       1999       2000        2001       2002       2003
--------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 40.87%, Q4 1999                   Worst Quarter: -21.44%, Q3 2001

2004 Total Return as of March 31: 5.17%


Average Annual Total Returns (%) as of 12/31/2003

                            1 Year            5 Years         Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class B         48.77             6.93                8.86

Index                        47.44             7.53                7.01
--------------------------------------------------------------------------------

Index: Citigroup World Equity Extended Market Index, formerly the Salmon Smith Barney World Equity Extended Market Index, is an unmanaged small-capitalization stock universe of 22 countries.

*    Portfolio inception: May 1, 1996. Index comparison begins April 30, 1996.

Total returns from inception through 1998 would have been lower if operating expenses hadn't been reduced.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                        Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                     0.98%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------
Other Expenses*                                                    0.26
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                  1.49
--------------------------------------------------------------------------------

* Restated to reflect estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

** Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of Scudder Global Discovery Portfolio to 1.65%.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                   1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares             $152           $471           $813           $1,779
--------------------------------------------------------------------------------


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:


Joseph Axtell                              Terrence S. Gray
CFA, Director of Deutsche Asset            CFA, Director of Deutsche Asset
Management and Co-Manager of the           Management and Co-Manager of the
portfolio.                                 portfolio.
 o Joined Deutsche Asset Management         o Joined Deutsche Asset Management
   in 2001 and the portfolio in 2002.         in 1993 and the portfolio in 2003.
 o Senior analyst at Merrill Lynch          o Over 11 years of investment
   Investment Managers for the                industry experience.
   international equity portion of a        o Head of global portfolio
   global balanced portfolio (1996-2001).     selection team for Pacific Basin
 o Director, International Research at        Equity: New York.
   PCM  International (1989-1996).
 o Associate manager, structured debt
   and equity group at Prudential
   Capital Corporation (1988-1989).
 o Analyst at Prudential-Bache Capital
   Funding in London (1987-1988).
 o Equity analyst in the healthcare
   sector at Prudential Equity
   Management Associates (1985-1987).

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the portfolio's annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Global Discovery Portfolio -- Class B

--------------------------------------------------------------------------------
 Years Ended December 31,         2003       2002      2001      2000     1999
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of   $ 6.89     $ 8.62    $11.69    $13.11   $ 8.01
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income (loss)^a   .00*      (.02)     (.02)     (.07)    (.08)
--------------------------------------------------------------------------------
  Net realized and unrealized     3.36      (1.71)    (2.86)     (.61)    5.28
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment           3.36      (1.73)    (2.88)     (.68)    5.20
  operations
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income             --         --        --      (.08)      --
--------------------------------------------------------------------------------
  Net realized gains on             --         --      (.19)     (.66)    (.10)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions               --         --      (.19)     (.74)    (.10)
--------------------------------------------------------------------------------
Net asset value, end of period  $10.25     $ 6.89    $ 8.62    $11.69   $13.11
--------------------------------------------------------------------------------
Total Return (%)                 48.77     (20.07)   (24.96)    (5.42)   65.63
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period           13          4         7        11        7
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before          1.43       1.44      1.48^b    1.53     1.88
expense reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense   1.43       1.44      1.47^b    1.53     1.88
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income     .03      (.28)      (.25)     (.52)    (.91)
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)         41         47        56        66       70
--------------------------------------------------------------------------------

^a Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.47% and 1.47% for Class B.

*  Less than $.005 per share

International Portfolio

The Portfolio's Main Investment Strategy

The portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments (equities issued by foreign-based companies and listed on foreign exchanges). Although the fund can invest in companies of any size and from any country (other than the United States), it invests mainly in common stocks of established companies in countries with developed economies.

In choosing stocks, the portfolio managers use a combination of two analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Top-down analysis. The managers consider the economic outlooks for various sectors and industries, while looking for those that may benefit from changes in the overall business environment.

The managers may favor different types of securities from different industries and companies at different times, while still maintaining variety in terms of the types of securities, issuers and countries represented.

The managers will normally sell a stock when the managers believe its price is unlikely to go higher, its fundamentals have deteriorated or other investments offer better opportunities.

The portfolio may lend its investment securities up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval.


Other Investments

While most of the portfolio's foreign equities are common stocks, some may be other types of equities, such as convertible securities, preferred stocks and depositary receipts. The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

For temporary defensive purposes, the portfolio may invest up to 100% of its assets in Canadian and US government obligations or currencies, securities of companies incorporated in and having their principal place of business in Canada or the US or in relatively stable investments, such as money market securities. In such a case, the portfolio would not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.


The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock portfolios, an important factor with this portfolio is how stock markets perform -- in this case, foreign markets. When foreign stock prices fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get attractive prices for them.

Foreign Investment Risk. Foreign markets often exhibit more volatility than those in the US. Investing in foreign securities involves greater risk than investing in US securities for various reasons, including:

o Political Risk. Some foreign governments have limited the outflow of profits to investors abroad, extended diplomatic disputes to include trade and financial relations, and imposed high taxes on corporate profits.

o Information Risk. Financial reporting standards for companies based in foreign markets are often less stringent than those applicable to US companies and may present an incomplete or misleading picture of a foreign company.

o Liquidity Risk. Securities that trade less can be more difficult or more costly to buy, or to sell, than more liquid or active securities. This liquidity risk is a factor of the trading volume of a particular security, as well as the size and liquidity of the entire local market. On the whole, foreign markets are smaller and less liquid than the US market. This can make buying and selling certain securities more difficult and costly. Relatively small transactions in some instances can have a disproportionately large effect on the price and supply of securities. In certain situations, it may become virtually impossible to sell a security in an orderly fashion at a price that approaches the managers' estimate of its value.

o Regulatory Risk. There is generally less government regulation of foreign markets, companies and securities dealers than in the US.

o Currency Risk. The portfolio invests in foreign securities denominated in foreign currencies. To the extent that the portfolio is exposed to non-dollar currencies, if these currencies decline in value relative to the dollar, it may reduce gains or increase losses.

Emerging Markets Risk. To the extent that the portfolio invests in emerging markets to enhance overall returns, it may face higher political, information, and stock market risks. In addition, profound social changes and business practices that depart from norms in developed countries' economies have hindered the orderly growth of emerging economies and their stock markets in the past. High levels of debt tend to make emerging economies heavily reliant on foreign capital and vulnerable to capital flight.

IPO Risk. Securities purchased in initial public offerings (IPOs) may be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic factors. Additionally, investments in IPOs may magnify the portfolio's performance if it has a small asset base. The portfolio is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that the portfolio will be able to obtain proportionately larger IPO allocations.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements and the risk that the derivatives transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates their price, you may not receive the full market value for your portfolio shares when you sell.

Another factor that could affect performance is:

o the managers could be incorrect in their analysis of industries, companies, economic trends, the relative attractiveness of different securities, geographical trends or other matters

This portfolio is designed for investors who are interested in a broadly diversified international investment with the emphasis on long-term growth of capital.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index (which, unlike the portfolio, does not have any fees or expenses). The performance of both the portfolio and the index varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is May 8, 1997. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

   -1.10       10.84      14.50       8.79       18.28      54.13      -21.89      -30.81     -18.62      27.52
-------------------------------------------------------------------------------------------------------------------
    1994        1995       1996       1997        1998       1999       2000        2001       2002       2003
-------------------------------------------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 29.00%, Q4 1999                   Worst Quarter: -18.82%, Q3 2002

2004 Total Return as of March 31: 4.49%


Average Annual Total Returns (%) as of 12/31/2003

             1 Year              5 Years                10 Years
--------------------------------------------------------------------------------
Class B       27.52               -2.87                  3.39

Index         39.42               0.45                   4.74
--------------------------------------------------------------------------------

Index: Morgan Stanley Capital International (MSCI) Europe, Australasia, the Far East (EAFE) & Canada Index is an unmanaged capitalization-weighted measure of stock markets in Europe, Australia, the Far East and Canada.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                         Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                     0.88%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------
Other Expenses*                                                    0.23
--------------------------------------------------------------------------------
Total Annual Operating Expenses                                    1.36
--------------------------------------------------------------------------------

* Restated to reflect estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example               1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares        $138           $432           $745           $1,635
--------------------------------------------------------------------------------


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:

Alex Tedder                               Matthias Knerr
Managing Director of Deutsche Asset       CFA, Director, Deutsche Asset
Management and Lead Portfolio Manager     Management and Portfolio Manager of
of the portfolio.                         the portfolio.
 o Joined Deutsche Asset Management        o Joined Deutsche Asset Management
   in 1994 and the portfolio in 2002.        in 1995 and the portfolio in 2004.
 o Head of International Select            o Head of the Capital Goods Global
   Equity strategy; portfolio manager        Sector Team: London.
   and analyst for Core EAFE               o Portfolio manager for EAFE
   strategy: London.                         Equities and Global Equities.
 o Previously managed European
   equities and responsible               Sangita Uberoi
   for insurance sector with 4 years      CFA, Director, Deutsche Asset
   of experience at                       Management and Portfolio Manager of
   Schroder Investment Management.        the portfolio.
 o MA, Freiburg University.                o Joined Deutsche Asset Management
                                             in 1994 and the portfolio in 2004.
Clare Gray                                 o Head of the Global Equity
CFA, Director of Deutsche Asset              Research Team for Consumer Goods,
Management and Portfolio Manager of          Retail and Leisure Sector: London.
the portfolio.                             o Portfolio manager for EAFE
 o Joined Deutsche Asset Management          Equities.
   in 1993 and the portfolio in 2002.      o Previous experience includes two
 o Portfolio manager with primary            years in equity research
   focus on European markets and             and investments at Lehman
   senior analyst covering global            Brothers & Smith Barney.
   telecommunications: London.
 o Previous experience includes three
   years of experience
   in international investments and
   corporate finance with Citicorp
   Securities.

Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

International Portfolio -- Class B

--------------------------------------------------------------------------------
 Years Ended December 31,           2003     2002     2001      2000     1999
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of     $ 6.50   $ 8.03   $14.19    $20.24   $14.51
period
--------------------------------------------------------------------------------
Income (loss) from investment
operations:
  Net investment income^a           .07       .04      .05       .04      .08^b
--------------------------------------------------------------------------------
  Net realized and unrealized       1.71    (1.53)   (3.94)    (4.22)    7.14
  gain (loss) on investment
  transactions
--------------------------------------------------------------------------------
  Total from investment operations  1.78    (1.49)   (3.89)    (4.18)    7.22
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income             (.04)    (.04)    (.02)     (.04)      --
--------------------------------------------------------------------------------
  Net realized gains on               --       --    (2.25)    (1.83)   (1.49)
  investment transactions
--------------------------------------------------------------------------------
  Total distributions               (.04)    (.04)   (2.27)    (1.87)   (1.49)
--------------------------------------------------------------------------------
Net asset value, end of period    $ 8.24   $ 6.50   $ 8.03    $14.19   $20.24
--------------------------------------------------------------------------------
Total Return (%)                   27.52   (18.62)  (30.81)   (21.89)   54.13
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period             24        8        3       .77      .69
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense    1.32     1.28     1.26^c    1.21     1.28
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense     1.32     1.28     1.25^c    1.21     1.28
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income      1.05      .48      .39       .23      .53
(loss) (%)
--------------------------------------------------------------------------------
Portfolio turnover rate (%)          119      123      105        79       86
--------------------------------------------------------------------------------

^a    Based on average shares outstanding during the period.

^b Net investment income per share includes non-recurring dividend income amounting to $.03 per share.

^c The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization before and after expense reductions were 1.25% and 1.25% for Class B.

Health Sciences Portfolio

The Portfolio's Main Investment Strategy

Under normal circumstances, the portfolio seeks long-term growth of capital by investing at least 80% of total assets, plus the amount of any borrowings for investment purposes, in common stocks of companies in the health care sector. For purposes of the portfolio's 80% investment policy, to be considered part of the health care sector, companies must commit at least half of their assets to, or derive at least half of their revenues or net income from, that sector. The industries in the health care sector include pharmaceuticals, biotechnology, medical products and supplies, and health care services. The companies may be of any size. The portfolio will invest primarily in securities of US companies, but may invest in foreign companies as well.

In choosing stocks, the portfolio managers use a combination of three analytical disciplines:

Bottom-up research. The managers look for individual companies with a history of above-average growth, strong competitive positioning, new tests or treatments, the ability to take advantage of demographic trends, attractive prices relative to potential growth, sound financial strength and effective management, among other factors.

Growth orientation. The managers generally look for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.

Top-down analysis. The managers consider the economic outlooks for various industries within the health care sector while looking for those that may benefit from changes in the overall business environment.

The managers may favor different types of securities from different industries and companies within the health care sector at different times.

The managers will normally sell a stock when they believe its price is unlikely to go higher, its fundamental factors have changed, other investments offer better opportunities or in the course of adjusting its emphasis on a given health care industry.

The portfolio may lend its investment securities up to 33 1/3% of its total assets to approved institutional borrowers who need to borrow securities in order to complete certain transactions.

Although major changes tend to be infrequent, the Board of Trustees could change the portfolio's investment objective without seeking shareholder approval. However, the Board will provide shareholders with at least 60 days' notice prior to making any changes to the portfolio's 80% investment policy.


Other Investments

While the fund invests mainly in common stocks, it may also invest up to 20% of total assets in US Treasury and agency debt securities.

The portfolio is permitted, but not required, to use various types of derivatives (contracts whose value is based on, for example, indexes, currencies or securities). In particular, the portfolio may use futures and options, including sales of covered put and call options. The portfolio may use derivatives in circumstances where the managers believe they offer an economical means of gaining exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market.

As a temporary defensive measure, the portfolio could shift up to 100% of assets into investments such as money market securities. This measure could prevent losses, but, while engaged in a temporary defensive position, a fund will not be pursuing its investment objective. However, the portfolio managers may choose not to use these strategies for various reasons, even in very volatile market conditions.


The Main Risks of Investing in the Portfolio

There are several risk factors that could hurt the portfolio's performance, cause you to lose money or cause the portfolio's performance to trail that of other investments.

Stock Market Risk. As with most stock funds, an important factor with this portfolio is how stock markets perform -- in this case, health care stocks. When prices of these stocks fall, you should expect the value of your investment to fall as well. Because a stock represents ownership in its issuer, stock prices can be hurt by poor management, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the portfolio makes and the portfolio may not be able to get attractive prices for them.

Growth Investing Risk. Since growth companies usually reinvest a large portion of earnings in their own businesses, growth stocks may lack the dividends associated with value stocks that might otherwise cushion their decline in a falling market. Earnings disappointments in growth stocks often result in sharp price declines because investors tend to buy these stocks because of their potential for superior earnings growth. Growth stocks may also be out of favor for certain periods in relation to value stocks.

Concentration Risk. The fact that the portfolio concentrates its investments in the industries of the health care sector increases stock market risk, because factors affecting that sector could affect portfolio performance. For example, health care companies could be hurt by such factors as rapid product obsolescence and the unpredictability of winning government approvals.

Non-Diversification Risk. The portfolio is classified as "non-diversified." This means that it may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance more than if the portfolio invested in a large number of issuers.

IPO Risk. Securities purchased in initial public offerings (IPOs) may be very volatile, rising and falling rapidly, often based, among other reasons, on investor perceptions rather than on economic factors. Additionally, investments in IPOs may magnify the portfolio's performance if it has a small asset base. The portfolio is less likely to experience a similar impact on its performance as its assets grow because it is unlikely that the portfolio will be able to obtain proportionately larger IPO allocations.

Derivatives Risk. Risks associated with derivatives include: the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities; the risk that the portfolio will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; the risk of interest rate movements and the risk that the derivatives transaction could expose the portfolio to the effects of leverage, which could increase the portfolio's exposure to the market and magnify potential losses. There is no guarantee that derivatives activities will be employed or that they will work, and their use could cause lower returns or even losses to the portfolio.

Securities Lending Risk. Any loss in the market price of securities loaned by the portfolio that occurs during the term of the loan would be borne by the portfolio and would adversely affect the portfolio's performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while the loan is outstanding. However, loans will be made only to borrowers selected by the portfolio's delegate after a review of relevant facts and circumstances, including the creditworthiness of the borrower.

Pricing Risk. At times, market conditions might make it hard to value some investments. For example, if the portfolio has valued its securities too highly, you may end up paying too much for portfolio shares when you buy into the portfolio. If the portfolio underestimates their price, you may not receive the full market value for your portfolio shares when you sell.

Other factors that could affect performance include:

o the managers could be incorrect in their analysis of the industries, companies, economic trends, the relative attractiveness of different sizes of stocks, geographical trends or other matters

o foreign stocks tend to be more volatile than their US counterparts, for reasons such as currency fluctuations and political and economic uncertainty

This portfolio may make sense for investors who are comfortable with higher risks of a portfolio that focuses on an often volatile sector and are interested in gaining exposure to the health care sector.

Performance

While a portfolio's past performance isn't necessarily a sign of how it will do in the future, it can be valuable for an investor to know.

The bar chart shows how portfolio performance has varied from year to year, which may give some idea of risk. The table shows average annual returns for the portfolio and a broad-based market index and one other relevant index (which, unlike the portfolio, do not have any fees or expenses). The performance of both the portfolio and the indexes varies over time. All figures on this page assume reinvestment of dividends and distributions.

The inception date for Class B shares is July 1, 2002. In the bar chart and the table, the performance figures for Class B before that date are based on the historical performance of the portfolio's original share class (Class A), adjusted to reflect the higher gross total annual operating expenses of Class B. Class A is offered in a different prospectus.

This information doesn't reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will reduce returns.

Annual Total Returns (%) as of 12/31 each year -- Class B shares

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

                                                           -23.21      33.21
--------------------------------------------------------------------------------
                                                            2002       2003
--------------------------------------------------------------------------------

For the periods included in the bar chart:

Best Quarter: 14.98%, Q2 2003                   Worst Quarter: -15.67%, Q2 2002

2004 Total Return as of March 31: 4.12%


Average Annual Total Returns (%) as of 12/31/2003

                                          1 Year                Since Inception*
--------------------------------------------------------------------------------
Portfolio -- Class B                      33.21                      3.20

Index 1                                   28.68                     -2.69

Index 2                                   23.22                     -0.13
--------------------------------------------------------------------------------

Index 1: Standard & Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks, designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index 2: Goldman Sachs Healthcare Index is a market capitalization-weighted index of 114 stocks designed to measure the performance of companies in the health care sector.

*    Portfolio inception: May 1, 2001. Index comparisons begin April 30, 2001.

In the bar chart and table, total returns for 2001 would have been lower if operating expenses hadn't been reduced.

Current performance information may be higher or lower than the performance data quoted above. For more recent performance information, contact your participating insurance company.

How Much Investors Pay

This table describes the fees and expenses that you may pay if you buy and hold portfolio shares. The information in the table does not reflect charges and fees associated with the separate account that invests in the portfolio or any variable life insurance policy or variable annuity contract for which the portfolio is an investment option. These charges and fees will increase expenses.

Fee Table                                                         Class B
--------------------------------------------------------------------------------
Annual Operating Expenses, deducted from portfolio assets
--------------------------------------------------------------------------------
Management Fee                                                     0.75%
--------------------------------------------------------------------------------
Distribution/Service (12b-1) Fee                                   0.25
--------------------------------------------------------------------------------
Other Expenses*                                                    0.26
--------------------------------------------------------------------------------
Total Annual Operating Expenses**                                  1.26
--------------------------------------------------------------------------------

* Restated to reflect estimated expenses for Class B shares resulting from new compensation arrangements with participating insurance companies for recordkeeping services.

** Pursuant to their respective agreements with Scudder Variable Series I, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of Class B shares of Scudder Health Sciences Portfolio to 1.35%.

Based on the costs above, this example helps you compare the expenses of Class B shares to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

Example                    1 Year        3 Years        5 Years        10 Years
--------------------------------------------------------------------------------
Class B shares             $128           $400           $692           $1,523
--------------------------------------------------------------------------------


The Portfolio Managers

The following people handle the day-to-day management of the portfolio:


James Fenger                              Leefin Lai                              Thomas Bucher
Managing Director of Deutsche Asset       CFA, CPA, Managing Director of          CFA, Director of Deutsche Asset
Management and Co-Manager of the          Deutsche Asset Management and           Management and Consultant to the
portfolio.                                Co-Manager of the portfolio.            portfolio.
 o Joined Deutsche Asset Management        o Joined Deutsche Asset Management      o Joined Deutsche Asset Management
   in 1983 and the portfolio in 2001.        in 2001 and the portfolio in            in 1995, previously serving as
 o Over 20 years of investment               2001, previously serving as an          analyst for European Chemical,
   industry experience.                      analyst for Salomon Smith Barney        Oil, Steel and Engineering
 o MBA, University of Wisconsin.             and Paine Webber and as Vice            sectors and analyst/portfolio
                                             President/analyst for Citigroup         manager for Eastern European
                                             Global Asset Management and             equity, after 1 year of
                                             Scudder Kemper Investments.             experience as a trainee for
                                           o Over 12 years of investment             Deutsche Bank.
                                             industry experience.                  o Head of global equity research
                                           o MBA, University of Illinois.            team for health care sector and
                                                                                     portfolio manager for European
                                                                                     Equity: Frankfurt.
                                                                                   o MA, University of Tuegingen, Germany.
                                                                                   o Joined the portfolio in 2002.


Financial Highlights

This table is designed to help you understand the portfolio's financial performance. The figures in the first part of the table are for a single share. The total return figures represent the percentage that an investor in the portfolio would have earned (or lost), assuming all dividends and distributions were reinvested. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the portfolio's financial statements, is included in the annual report (see "Shareholder reports" on the back cover).

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

Health Sciences Portfolio -- Class B

--------------------------------------------------------------------------------
                                                             2003       2002^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                       $ 8.19     $ 8.09
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income (loss)^b                             (.07)      (.04)
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment      2.79        .14
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                           2.72        .10
--------------------------------------------------------------------------------
Net asset value, end of period                             $10.91     $ 8.19
--------------------------------------------------------------------------------
Total Return (%)                                            33.21       1.24**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                         11         .3
--------------------------------------------------------------------------------
Ratio of expenses (%)                                        1.26       1.16*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                    (.63)      (.92)*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                    64         53
--------------------------------------------------------------------------------

^a For the period July 1, 2002 (commencement of operations of Class B shares) to December 31, 2002.

^b    Based on average shares outstanding during the period.

*     Annualized

**    Not annualized

Other Policies and Risks

While the previous pages describe the main points of each portfolio's strategy and risks, there is another issue to know about:

o The portfolios may trade securities actively. This could raise transaction costs and, accordingly, lower performance.


For more information

This prospectus doesn't tell you about every policy or risk of investing in the portfolios. If you want more information on a portfolio's allowable securities and investment practices and the characteristics and risks of each one, you may want to request a copy of the Statement of Additional Information (the back cover of this prospectus tells you how to do this).

Keep in mind that there is no assurance that any portfolio will achieve its objective.


The Investment Advisor

Deutsche Investment Management Americas Inc. ("DeIM"), which is part of Deutsche Asset Management, is the investment advisor for each portfolio. Under the supervision of the Board of Trustees, DeIM, with headquarters at 345 Park Avenue, New York, NY, makes each portfolio's investment decisions, buys and sells securities for the portfolios and conducts research that leads to these purchase and sale decisions. DeIM and its predecessors have more than 80 years of experience managing mutual funds. DeIM provides a full range of investment advisory services to institutional and retail clients. DeIM is also responsible for selecting brokers and dealers and for negotiating brokerage commissions and dealer charges.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, DeIM, Deutsche Asset Management, Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world's major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

DeIM is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance.

The advisor receives a management fee from each portfolio. Below are the actual rates paid by each portfolio during the most recent fiscal year, as a percentage of each portfolio's average daily net assets.

Portfolio Name                                              Fee Paid
--------------------------------------------------------------------------------
Growth and Income Portfolio                                  0.475%

Capital Growth Portfolio                                     0.470%

21st Century Growth Portfolio                                0.875%

Global Discovery Portfolio                                   0.975%

International Portfolio                                      0.875%

Health Sciences Portfolio                                    0.750%
--------------------------------------------------------------------------------

Subadvisor for International Portfolio

Deutsche Asset Management Investment Services Ltd. ("DeAMIS"), One Appold Street, London, England, an affiliate of the advisor, is the subadvisor to International Portfolio. DeAMIS provides a full range of international investment advisory services to institutional and retail clients. DeAMIS is an indirect, wholly owned subsidiary of Deutsche Bank AG. DeIM compensates DeAMIS out of the management fee it receives from the portfolio.

--------------------------------------------------------------------------------
Your Investment in the Portfolios

The information in this section may affect anyone who selects one or more of these portfolios as an investment option in a variable annuity contract or variable life insurance policy that offers the portfolios. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The portfolios assume no responsibility for such prospectuses.


Policies about transactions

Each portfolio offers two classes of shares. The information in this prospectus applies to Class B shares of each portfolio. Class B shares are offered at net asset value and are subject to 12b-1 fees.

Technically, the shareholders of Scudder Variable Series I (which includes the portfolios just described) are the participating insurance companies (the "insurance companies") that offer the portfolios as choices for holders of certain variable annuity contracts or variable life insurance policies (the "contract(s)") issued or sponsored by the insurance companies. The insurance companies effectively pass through the ownership of portfolio shares to their contract owners and some may pass through voting rights as well. The portfolios do not sell shares directly to the public. The portfolios sell shares only to separate accounts of insurance companies. As a contract owner, your premium payments are allocated to a portfolio by the insurance companies in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.

Please bear in mind that there are important differences between funds available to any investor (a "Retail Fund") and those that are only available through certain financial institutions, such as insurance companies. For example, Retail Funds, unlike the portfolios, are not sold to insurance company separate accounts to support investments in variable insurance contracts. In addition, the investment objectives, policies and strategies of a portfolio, while similar to those of a Retail Fund, are not identical. Retail Funds may be smaller or larger than a portfolio and have different expense ratios than the portfolios. As a result, the performance of a portfolio and a Retail Fund will differ.

Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from a portfolio, orderly portfolio management could be disrupted to the potential detriment of contract owners in that portfolio.

The portfolios have a verification process for new insurance company accounts to help the government fight the funding of terrorism and money laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. What this means to you: When an insurance company opens an account, the portfolios will ask for its name, address and other information that will allow a portfolio to identify the company. This information will be verified to ensure the identity of all insurance companies opening an account.

For certain insurance companies, a portfolio might request additional information (for instance, a portfolio would ask for documents such as the insurance company's articles of incorporation) to help a portfolio verify the insurance company's identity.

A portfolio will not complete the purchase of any shares for an account until all information has been provided and the application has been submitted in "good order." Once the application is determined to be in good order, the purchase(s) will be effected at the net asset value per share next calculated.

A portfolio may reject a new account application if the insurance company doesn't provide any required or requested identifying information, or for other reasons.

The advisor, Scudder Distributors, Inc. and/or their affiliates may pay additional compensation from their own assets to other persons for selling, distributing and/or servicing portfolio shares. This compensation may be significant. You should talk to your insurance company to determine if this compensation influenced the advisor's recommendation of a portfolio.

Buying and Selling Shares

Each portfolio is open for business each day the New York Stock Exchange is open. Each portfolio calculates its share price every business day, as of the close of regular trading on the Exchange (typically 4 p.m. Eastern time, but sometimes earlier, as in the case of scheduled half-day trading or unscheduled suspensions of trading).

The portfolios continuously sell shares to each insurance company, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed with the insurance company. The insurance company offers contract owners units in its separate accounts which directly correspond to shares in a portfolio. Each insurance company submits purchase and redemption orders to a portfolio based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the insurance company. Contract owners should look at their contract prospectuses for redemption procedures and fees.

Important information about buying and selling shares

o After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day a portfolio is open for business.

o Unless otherwise instructed, a portfolio normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

o  The portfolios do not issue share certificates.

o The portfolios reserve the right to reject purchases of shares for any reason.

o The portfolios reserve the right to withdraw or suspend the offering of shares at any time.

o The portfolios reserve the right to reject purchases of shares or to suspend or postpone redemptions at times when the New York Stock Exchange is closed (other than customary closings), trading is restricted or when an emergency exists that prevents a portfolio from disposing of its portfolio securities or pricing its shares.

o The portfolios may refuse, cancel or rescind any purchase order; freeze any account (meaning the insurance company will not be able to purchase shares in its account); suspend account services; and/or involuntarily redeem the account if we think that the account is being used for fraudulent or illegal purposes by the insurance company; one or more of these actions will be taken when, at the sole discretion of a portfolio, they are deemed to be in a portfolio's best interest or when a portfolio is requested or compelled to do so by governmental authority or by applicable law.

o The portfolios may close and liquidate an account if a portfolio is unable to verify provided information, or for other reasons; if a portfolio decides to close the account, the shares will be redeemed at the net asset value per share next calculated after we determine to close the account; the insurance company may be subject to gain or loss on the redemption of the portfolio shares and may incur tax liability.

o Market timing -- the frequent trading of portfolio shares designed to take advantage of short-term market movements -- can harm a portfolio and its shareholders. The portfolios and their agents may reject or limit purchase orders when there appears to be a pattern of market timing or other frequent purchases and sales. Because the portfolios' shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, a portfolio generally has little or no access to the records of individual contract holders. The portfolios are dependent on the ability of these separate accounts to limit market timing and excessive trading of portfolio shares. The portfolios are working with separate accounts to assess and improve controls against inappropriate trading. There can be no assurance that market timing in the portfolios' shares will not occur.

o A contract owner's purchase order may not be accepted if the sale of portfolio shares has been suspended or if it is determined that the purchase would be detrimental to the interests of a portfolio's shareholders.

o Currently, the Board of Trustees of Scudder Variable Series I does not foresee any disadvantages to contract owners arising from the fact that the interests of contract owners may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

How to receive account information

If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

Please see the contract prospectus that accompanies this prospectus for the customer service phone number.

How to buy and sell shares

Each insurance company has different provisions about how and when their contract owners may buy and sell portfolio shares. Each insurance company is responsible for communicating its contract owners' instructions to a portfolio. Contract owners should contact their insurance company to effect transactions in a portfolio. How the Portfolios Calculate Share Price

To calculate net asset value per share or NAV, each portfolio uses the following equation:

                     TOTAL ASSETS - TOTAL LIABILITIES
                  --------------------------------------    = NAV
                    TOTAL NUMBER OF SHARES OUTSTANDING

The price at which you sell shares for each portfolio is also the NAV.

We typically value securities using market quotations or information furnished by a pricing service. However, we may use methods approved by the portfolios' Board that are intended to reflect fair value when a market quotation or pricing service information is not readily available or when a security's value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a portfolio's value for a security is likely to be different from the last quoted market price or pricing service information. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon such security sale.

To the extent that a portfolio invests in securities that are traded primarily in foreign markets, the value of its holdings could change at a time when you aren't able to buy or sell portfolio shares through the contract. This is because some foreign markets are open on days and at times when the portfolios don't price their shares.


Distributions

The portfolios intend to declare and distribute dividends from their net investment income and capital gains, if any, annually. Any of the portfolios may make additional distributions if necessary. All distributions will be reinvested in shares of the portfolios unless we are informed by an insurance company that they should be paid out in cash. The insurance companies will be informed about the amount and character of distributions from the relevant portfolio for federal income tax purposes.


Taxes

Each portfolio intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and to meet all requirements necessary to avoid paying any federal income or excise taxes.

Generally, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

In order for investors to receive the favorable tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each portfolio intends to comply with these requirements. If a portfolio or separate account does not meet such requirements, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable.

Portfolio investments in securities of foreign issuers may be subject to withholding and other taxes at the source, including on dividend or interest payments. Participating insurance companies should consult their own tax advisors as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

The preceding is a brief summary of certain of the relevant tax considerations. Because each shareholder and contract holder's tax situation is unique, ask your tax professional about the tax consequences of your investments, including possible foreign, state or local taxes.

Marketing and Distribution Fees

Scudder Distributors, Inc., a subsidiary of the investment advisor, is the fund's distributor.

Scudder Variable Series I has adopted a 12b-1 plan for all Class B shares. Under this plan, each portfolio pays a fee to the distributor, which in turn remits fees to participating insurance companies for various costs incurred or paid by these companies in connection with marketing and distributing Class B shares of that portfolio. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or another affiliated company rather than to the participating insurance company itself.

The plan provides that Scudder Variable Series I, on behalf of each applicable portfolio, will pay Scudder Distributors, Inc., as distributor, a fee of up to 0.25% of the average daily net assets of the portfolio attributable to that portfolio's Class B shares. Under the plan, the fund may make quarterly payments to the distributor for remittance to a participating insurance company for distribution and shareholder servicing related expenses incurred or paid by the participating insurance company. No such payment shall be made with respect to any quarterly period in excess of an amount determined for such period at the annual rate of 0.25% of the average daily net assets of Class B shares of the portfolios attributable to that participating insurance company's variable annuity contracts and variable life insurance policies during that quarterly period.

Because 12b-1 fees for Class B shares are paid out of portfolio assets on an ongoing basis, they will, over time, increase the cost of investment in Class B shares and may cost more than other types of sales charges.

Examples of expenses payable under the plan may include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

--------------------------------------------------------------------------------
To Get More Information

Shareholder reports -- These include commentary from each portfolio's management team about recent market conditions and a portfolio's performance. They also have detailed performance figures, a list of everything each portfolio owns, and its financial statements. Shareholders get these reports automatically.

Statement of Additional Information (SAI) -- This tells you more about each portfolio's features and policies, including additional risk information. The SAI is incorporated by reference into this document (meaning that it's legally part of this prospectus).

For a free copy of any of these documents or to request other information about a portfolio, call (800) 778-1482, or contact Scudder Investments at the address listed below. These documents and other information about each portfolio are available from the EDGAR Database on the SEC's Internet site at www.sec.gov. If you like, you may obtain copies of this information, after paying a copying fee, by e-mailing a request to publicinfo@sec.gov or by writing the SEC at the address listed below. You can also review and copy these documents and other information about each portfolio, including each portfolio's SAI, at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (202) 942-8090.

Scudder Distributors, Inc.                   SEC

222 South Riverside Plaza                    450 Fifth Street, N.W.
Chicago, IL 60606-5808                       Washington, D.C. 20549-0102
(800) 778-1482                               (202) 942-8090
                                             www.sec.gov

                                             SEC File #
--------------------------------------------------------------------------------
Scudder Variable Series I                    811-4257
--------------------------------------------------------------------------------